UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 28, 2019

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Lifetime Funds
(Institutional Class, Investor Class, Service Class and Class L)
Semi-Annual Report
June 28, 2019
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Great-West Lifetime 2015 Fund
Summary of Investments by Asset Class as of June 28, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	45.51%
Large Cap Equity	17.28
International Equity	12.57
Fixed Interest Contract	10.50
Mid Cap Equity	7.17
Real Estate Equity	4.15
Small Cap Equity	2.82
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 28, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/19)	(06/28/19)	(01/01/19 – 06/28/19)
Institutional Class
Actual	$1,000.00	$1,104.10	$2.37
Hypothetical (5% return before expenses)	$1,000.00	$1,022.30	$2.28
Investor Class
Actual	$1,000.00	$1,102.00	$4.17
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.01
Service Class
Actual	$1,000.00	$1,101.20	$4.69
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.51
Class L
Actual	$1,000.00	$1,099.60	$5.46
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.25
* Expenses are equal to the Fund's annualized expense ratio of 0.46% for the Institutional Class shares, 0.81% for the Investor Class shares, 0.91% for the Service Class shares, and 1.06% for the Class L shares multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.38%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2020 Fund
Summary of Investments by Asset Class as of June 28, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	42.02%
Large Cap Equity	19.20
International Equity	14.82
Fixed Interest Contract	8.28
Mid Cap Equity	7.97
Real Estate Equity	4.26
Small Cap Equity	3.45
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 28, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/19)	(06/28/19)	(01/01/19 – 06/28/19)
Institutional Class
Actual	$1,000.00	$1,111.30	$2.54
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$2.43
Investor Class
Actual	$1,000.00	$1,109.70	$4.35
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$4.16
Service Class
Actual	$1,000.00	$1,109.00	$4.86
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$4.66
Class L
Actual	$1,000.00	$1,107.80	$5.63
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.40
* Expenses are equal to the Fund's annualized expense ratio of 0.49% for the Institutional Class shares, 0.84% for the Investor Class shares, 0.94% for the Service Class shares, and 1.09% for the Class L shares multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.40%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2025 Fund
Summary of Investments by Asset Class as of June 28, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	36.41%
Large Cap Equity	21.96
International Equity	17.95
Mid Cap Equity	9.06
Fixed Interest Contract	6.02
Real Estate Equity	4.32
Small Cap Equity	4.28
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 28, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/19)	(06/28/19)	(01/01/19 – 06/28/19)
Institutional Class
Actual	$1,000.00	$1,121.30	$2.65
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$2.53
Investor Class
Actual	$1,000.00	$1,119.20	$4.47
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.26
Service Class
Actual	$1,000.00	$1,119.40	$4.99
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$4.75
Class L
Actual	$1,000.00	$1,117.00	$5.76
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$5.50
* Expenses are equal to the Fund's annualized expense ratio of 0.51% for the Institutional Class shares, 0.86% for the Investor Class shares, 0.96% for the Service Class shares, and 1.11% for the Class L shares multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.41%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2030 Fund
Summary of Investments by Asset Class as of June 28, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	28.23%
Large Cap Equity	25.52
International Equity	22.11
Mid Cap Equity	10.48
Small Cap Equity	5.40
Real Estate Equity	4.44
Fixed Interest Contract	3.82
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 28, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/19)	(06/28/19)	(01/01/19 – 06/28/19)
Institutional Class
Actual	$1,000.00	$1,134.40	$2.77
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$2.63
Investor Class
Actual	$1,000.00	$1,131.00	$4.60
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.36
Service Class
Actual	$1,000.00	$1,130.90	$5.12
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$4.85
Class L
Actual	$1,000.00	$1,130.90	$5.90
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.59
* Expenses are equal to the Fund's annualized expense ratio of 0.53% for the Institutional Class shares, 0.88% for the Investor Class shares, 0.98% for the Service Class shares, and 1.13% for the Class L shares multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.43%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2035 Fund
Summary of Investments by Asset Class as of June 28, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
Large Cap Equity	29.10%
International Equity	26.62
Bond	19.20
Mid Cap Equity	11.91
Small Cap Equity	6.63
Real Estate Equity	4.47
Fixed Interest Contract	2.07
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 28, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/19)	(06/28/19)	(01/01/19 – 06/28/19)
Institutional Class
Actual	$1,000.00	$1,145.80	$2.95
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$2.78
Investor Class
Actual	$1,000.00	$1,143.60	$4.78
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.51
Service Class
Actual	$1,000.00	$1,143.90	$5.31
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.00
Class L
Actual	$1,000.00	$1,142.60	$6.09
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$5.74
* Expenses are equal to the Fund's annualized expense ratio of 0.56% for the Institutional Class shares, 0.91% for the Investor Class shares, 1.01% for the Service Class shares, and 1.16% for the Class L shares multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.45%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2040 Fund
Summary of Investments by Asset Class as of June 28, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
Large Cap Equity	31.45%
International Equity	30.43
Mid Cap Equity	12.82
Bond	12.04
Small Cap Equity	7.72
Real Estate Equity	4.55
Fixed Interest Contract	0.99
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 28, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/19)	(06/28/19)	(01/01/19 – 06/28/19)
Institutional Class
Actual	$1,000.00	$1,154.60	$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$2.83
Investor Class
Actual	$1,000.00	$1,152.90	$4.86
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$4.56
Service Class
Actual	$1,000.00	$1,151.80	$5.38
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.05
Class L
Actual	$1,000.00	$1,151.20	$6.17
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$5.79
* Expenses are equal to the Fund's annualized expense ratio of 0.57% for the Institutional Class shares, 0.92% for the Investor Class shares, 1.02% for the Service Class shares, and 1.17% for the Class L shares multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.46%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2045 Fund
Summary of Investments by Asset Class as of June 28, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	32.93%
Large Cap Equity	32.21
Mid Cap Equity	13.07
Small Cap Equity	8.41
Bond	8.26
Real Estate Equity	4.64
Fixed Interest Contract	0.48
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 28, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/19)	(06/28/19)	(01/01/19 – 06/28/19)
Institutional Class
Actual	$1,000.00	$1,159.30	$3.02
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$2.83
Investor Class
Actual	$1,000.00	$1,157.20	$4.87
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$4.56
Service Class
Actual	$1,000.00	$1,157.10	$5.40
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.05
Class L
Actual	$1,000.00	$1,155.70	$6.18
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$5.79
* Expenses are equal to the Fund's annualized expense ratio of 0.57% for the Institutional Class shares, 0.92% for the Investor Class shares, 1.02% for the Service Class shares, and 1.17% for the Class L shares multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.46%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2050 Fund
Summary of Investments by Asset Class as of June 28, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	34.31%
Large Cap Equity	31.75
Mid Cap Equity	12.81
Small Cap Equity	8.83
Bond	7.19
Real Estate Equity	4.80
Fixed Interest Contract	0.31
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 28, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/19)	(06/28/19)	(01/01/19 – 06/28/19)
Institutional Class
Actual	$1,000.00	$1,159.90	$3.07
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$2.88
Investor Class
Actual	$1,000.00	$1,158.70	$4.92
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$4.61
Service Class
Actual	$1,000.00	$1,157.90	$5.45
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.10
Class L
Actual	$1,000.00	$1,156.50	$6.24
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$5.84
* Expenses are equal to the Fund's annualized expense ratio of 0.58% for the Institutional Class shares, 0.93% for the Investor Class shares, 1.03% for the Service Class shares, and 1.18% for the Class L shares multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.47%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2055 Fund
Summary of Investments by Asset Class as of June 28, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	35.42%
Large Cap Equity	31.01
Mid Cap Equity	12.48
Small Cap Equity	9.19
Bond	6.80
Real Estate Equity	4.81
Fixed Interest Contract	0.29
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 28, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/19)	(06/28/19)	(01/01/19 – 06/28/19)
Institutional Class
Actual	$1,000.00	$1,159.20	$3.07
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$2.88
Investor Class
Actual	$1,000.00	$1,157.10	$4.92
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$4.61
Service Class
Actual	$1,000.00	$1,157.50	$5.45
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.10
Class L
Actual	$1,000.00	$1,157.10	$6.24
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$5.84
* Expenses are equal to the Fund's annualized expense ratio of 0.58% for the Institutional Class shares, 0.93% for the Investor Class shares, 1.03% for the Service Class shares, and 1.18% for the Class L shares multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.47%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2060 Fund
Summary of Investments by Asset Class as of June 28, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	36.50%
Large Cap Equity	30.09
Mid Cap Equity	12.07
Small Cap Equity	9.50
Bond	6.73
Real Estate Equity	4.82
Fixed Interest Contract	0.29
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 2, 2019 to June 28, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(05/02/19)	(06/28/19)	(05/02/19–06/28/19)
Institutional Class
Actual	$1,000.00	$1,008.50	$2.88
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$2.90
Investor Class
Actual	$1,000.00	$1,008.00	$4.65
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$4.68
Service Class
Actual	$1,000.00	$1,007.90	$4.65
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$4.68
Class L
Actual	$1,000.00	$1,008.00	$4.65
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$4.68
* Expenses are equal to the Fund's annualized expense ratio of 0.59% for the Institutional Class shares, 0.94% for the Investor Class shares 0.94% for the Service Class shares, and 0.94% for the Class L shares multiplied by the average account value over the period, multiplied by 58/365 days to reflect the share classes' commencement of operations of May 2, 2019 through June 28, 2019. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.48%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2015 FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
9,161,446	Great-West Bond Index Fund Institutional Class(a)	$ 90,606,702
4,478,920	Great-West Core Bond Fund Institutional Class(a)	44,520,463
5,024,218	Great-West Global Bond Fund Institutional Class(a)	46,273,048
10,171,369	Great-West Inflation-Protected Securities Fund Institutional Class(a)	99,984,555
3,883,873	Great-West Multi-Sector Bond Fund Institutional Class(a)	36,624,925
2,960,780	Great-West Putnam High Yield Bond Fund Institutional Class(a)	27,772,122
3,833,118	Great-West Short Duration Bond Fund Institutional Class(a)	37,986,197

TOTAL BOND MUTUAL FUNDS — 45.52% (Cost $382,508,510)		$383,768,012
EQUITY MUTUAL FUNDS
461,679	American Century Real Estate Fund Class R6	13,610,296
740,813	DFA International Real Estate Securities Portfolio Institutional Class	3,867,042
274,115	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	3,220,856
1,366,347	Great-West Emerging Markets Equity Fund Institutional Class(a)	11,914,548
2,181,013	Great-West International Growth Fund Institutional Class(a)	18,538,611
4,172,803	Great-West International Index Fund Institutional Class(a)	41,102,112
2,835,607	Great-West International Value Fund Institutional Class(a)	22,599,792
2,992,826	Great-West Large Cap Growth Fund Institutional Class(a)	32,113,020
1,032,376	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	7,825,408
1,481,940	Great-West Mid Cap Value Fund Institutional Class(a)	13,041,067
2,055,693	Great-West Putnam Equity Income Fund Institutional Class(a)	19,035,720
Shares		Fair Value
Equity Mutual Funds — (continued)
1,474,754	Great-West Real Estate Index Fund Institutional Class(a)	$ 13,641,474
7,093,536	Great-West S&P 500® Index Fund Institutional Class(a)	70,226,008
3,374,650	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	30,270,615
1,794,397	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	14,606,391
2,460,744	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	19,021,552
1,633,901	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	13,888,157
295,381	Invesco Global Real Estate Fund Class R6	3,845,854
126,494	Invesco Small Cap Discovery Fund Class R6	1,354,748
166,514	Janus Henderson Triton Fund Class N	5,356,743
1,011,914	Northern Emerging Markets Equity Index Fund	11,920,344

TOTAL EQUITY MUTUAL FUNDS — 44.01% (Cost $373,726,958)		$371,000,358
Account Balance
FIXED INTEREST CONTRACT
88,583,100 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	88,583,100

TOTAL FIXED INTEREST CONTRACT — 10.51% (Cost $88,583,100)		$ 88,583,100
TOTAL INVESTMENTS — 100.04% (Cost $844,818,568)		$843,351,470
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (335,256)
TOTAL NET ASSETS — 100.00%		$843,016,214

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2019.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2020 FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,578,400	Great-West Bond Index Fund Institutional Class(a)	$ 25,500,376
1,258,709	Great-West Core Bond Fund Institutional Class(a)	12,511,567
1,323,199	Great-West Global Bond Fund Institutional Class(a)	12,186,663
2,093,883	Great-West Inflation-Protected Securities Fund Institutional Class(a)	20,582,870
1,081,138	Great-West Multi-Sector Bond Fund Institutional Class(a)	10,195,134
795,661	Great-West Putnam High Yield Bond Fund Institutional Class(a)	7,463,295
821,965	Great-West Short Duration Bond Fund Institutional Class(a)	8,145,674

TOTAL BOND MUTUAL FUNDS — 42.04% (Cost $95,480,462)		$ 96,585,579
EQUITY MUTUAL FUNDS
127,951	American Century Real Estate Fund Class R6	3,772,011
215,499	DFA International Real Estate Securities Portfolio Institutional Class	1,124,907
84,522	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	993,138
455,921	Great-West Emerging Markets Equity Fund Institutional Class(a)	3,975,633
693,308	Great-West International Growth Fund Institutional Class(a)	5,893,121
1,324,605	Great-West International Index Fund Institutional Class(a)	13,047,358
898,912	Great-West International Value Fund Institutional Class(a)	7,164,327
906,137	Great-West Large Cap Growth Fund Institutional Class(a)	9,722,850
345,763	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,620,882
448,173	Great-West Mid Cap Value Fund Institutional Class(a)	3,943,920
618,672	Great-West Putnam Equity Income Fund Institutional Class(a)	5,728,902
Shares		Fair Value
Equity Mutual Funds — (continued)
408,211	Great-West Real Estate Index Fund Institutional Class(a)	$ 3,775,948
2,139,119	Great-West S&P 500® Index Fund Institutional Class(a)	21,177,281
1,020,919	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	9,157,646
598,727	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,873,639
740,821	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	5,726,545
493,793	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	4,197,239
86,280	Invesco Global Real Estate Fund Class R6	1,123,360
41,130	Invesco Small Cap Discovery Fund Class R6	440,505
55,556	Janus Henderson Triton Fund Class N	1,787,235
337,580	Northern Emerging Markets Equity Index Fund	3,976,689

TOTAL EQUITY MUTUAL FUNDS — 49.72% (Cost $118,619,610)		$114,223,136
Account Balance
FIXED INTEREST CONTRACT
19,022,595 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	19,022,595

TOTAL FIXED INTEREST CONTRACT — 8.28% (Cost $19,022,595)		$ 19,022,595
TOTAL INVESTMENTS — 100.04% (Cost $233,122,667)		$229,831,310
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (84,771)
TOTAL NET ASSETS — 100.00%		$229,746,539

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2019.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2025 FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
18,021,236	Great-West Bond Index Fund Institutional Class(a)	$ 178,230,030
8,824,823	Great-West Core Bond Fund Institutional Class(a)	87,718,738
8,841,310	Great-West Global Bond Fund Institutional Class(a)	81,428,462
10,620,427	Great-West Inflation-Protected Securities Fund Institutional Class(a)	104,398,795
7,543,397	Great-West Multi-Sector Bond Fund Institutional Class(a)	71,134,239
5,402,172	Great-West Putnam High Yield Bond Fund Institutional Class(a)	50,672,372
4,420,990	Great-West Short Duration Bond Fund Institutional Class(a)	43,812,009

TOTAL BOND MUTUAL FUNDS — 36.43% (Cost $614,106,919)		$ 617,394,645
EQUITY MUTUAL FUNDS
943,963	American Century Real Estate Fund Class R6	27,828,044
1,683,512	DFA International Real Estate Securities Portfolio Institutional Class	8,787,932
711,704	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	8,362,528
4,257,715	Great-West Emerging Markets Equity Fund Institutional Class(a)	37,127,275
6,104,675	Great-West International Growth Fund Institutional Class(a)	51,889,734
11,679,243	Great-West International Index Fund Institutional Class(a)	115,040,547
7,937,219	Great-West International Value Fund Institutional Class(a)	63,259,637
7,598,478	Great-West Large Cap Growth Fund Institutional Class(a)	81,531,668
3,156,855	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	23,928,957
3,757,386	Great-West Mid Cap Value Fund Institutional Class(a)	33,065,000
Shares		Fair Value
Equity Mutual Funds — (continued)
5,201,480	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 48,165,702
3,012,023	Great-West Real Estate Index Fund Institutional Class(a)	27,861,213
17,989,902	Great-West S&P 500® Index Fund Institutional Class(a)	178,100,025
8,571,979	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	76,890,653
5,472,939	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	44,549,720
6,224,991	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	48,119,181
4,149,543	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	35,271,113
672,446	Invesco Global Real Estate Fund Class R6	8,755,250
381,656	Invesco Small Cap Discovery Fund Class R6	4,087,541
510,111	Janus Henderson Triton Fund Class N	16,410,266
3,154,439	Northern Emerging Markets Equity Index Fund	37,159,292

TOTAL EQUITY MUTUAL FUNDS — 57.59% (Cost $976,135,646)		$ 976,191,278
Account Balance
FIXED INTEREST CONTRACT
101,980,115 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	101,980,115

TOTAL FIXED INTEREST CONTRACT — 6.02% (Cost $101,980,115)		$ 101,980,115
TOTAL INVESTMENTS — 100.04% (Cost $1,692,222,680)		$1,695,566,038
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (652,712)
TOTAL NET ASSETS — 100.00%		$1,694,913,326

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2019.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2030 FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,005,679	Great-West Bond Index Fund Institutional Class(a)	$ 19,836,166
979,374	Great-West Core Bond Fund Institutional Class(a)	9,734,977
942,461	Great-West Global Bond Fund Institutional Class(a)	8,680,067
823,329	Great-West Inflation-Protected Securities Fund Institutional Class(a)	8,093,325
833,033	Great-West Multi-Sector Bond Fund Institutional Class(a)	7,855,499
582,575	Great-West Putnam High Yield Bond Fund Institutional Class(a)	5,464,552
372,221	Great-West Short Duration Bond Fund Institutional Class(a)	3,688,713

TOTAL BOND MUTUAL FUNDS — 28.24% (Cost $62,447,402)		$ 63,353,299
EQUITY MUTUAL FUNDS
127,088	American Century Real Estate Fund Class R6	3,746,567
236,024	DFA International Real Estate Securities Portfolio Institutional Class	1,232,043
107,552	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	1,263,732
722,797	Great-West Emerging Markets Equity Fund Institutional Class(a)	6,302,793
982,347	Great-West International Growth Fund Institutional Class(a)	8,349,952
1,876,610	Great-West International Index Fund Institutional Class(a)	18,484,608
1,274,475	Great-West International Value Fund Institutional Class(a)	10,157,562
1,166,059	Great-West Large Cap Growth Fund Institutional Class(a)	12,511,816
528,303	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	4,004,536
576,219	Great-West Mid Cap Value Fund Institutional Class(a)	5,070,728
796,925	Great-West Putnam Equity Income Fund Institutional Class(a)	7,379,522
Shares		Fair Value
Equity Mutual Funds — (continued)
405,490	Great-West Real Estate Index Fund Institutional Class(a)	$ 3,750,782
2,758,370	Great-West S&P 500® Index Fund Institutional Class(a)	27,307,866
1,313,965	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	11,786,266
915,077	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	7,448,726
953,689	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	7,372,016
636,278	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	5,408,364
94,470	Invesco Global Real Estate Fund Class R6	1,229,996
63,275	Invesco Small Cap Discovery Fund Class R6	677,679
84,413	Janus Henderson Triton Fund Class N	2,715,561
535,289	Northern Emerging Markets Equity Index Fund	6,305,706

TOTAL EQUITY MUTUAL FUNDS — 67.97% (Cost $159,516,385)		$152,506,821
Account Balance
FIXED INTEREST CONTRACT
8,585,118 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	8,585,118

TOTAL FIXED INTEREST CONTRACT — 3.83% (Cost $8,585,118)		$ 8,585,118
TOTAL INVESTMENTS — 100.04% (Cost $230,548,905)		$224,445,238
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (79,313)
TOTAL NET ASSETS — 100.00%		$224,365,925

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2019.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2035 FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
10,055,464	Great-West Bond Index Fund Institutional Class(a)	$ 99,448,544
4,912,290	Great-West Core Bond Fund Institutional Class(a)	48,828,165
4,564,277	Great-West Global Bond Fund Institutional Class(a)	42,036,993
2,692,569	Great-West Inflation-Protected Securities Fund Institutional Class(a)	26,467,954
4,167,504	Great-West Multi-Sector Bond Fund Institutional Class(a)	39,299,559
2,860,526	Great-West Putnam High Yield Bond Fund Institutional Class(a)	26,831,730
1,381,703	Great-West Short Duration Bond Fund Institutional Class(a)	13,692,677

TOTAL BOND MUTUAL FUNDS — 19.21% (Cost $293,484,756)		$ 296,605,622
EQUITY MUTUAL FUNDS
871,583	American Century Real Estate Fund Class R6	25,694,281
1,677,643	DFA International Real Estate Securities Portfolio Institutional Class	8,757,298
846,518	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	9,946,588
6,226,085	Great-West Emerging Markets Equity Fund Institutional Class(a)	54,291,462
8,038,385	Great-West International Growth Fund Institutional Class(a)	68,326,277
15,362,138	Great-West International Index Fund Institutional Class(a)	151,317,056
10,436,331	Great-West International Value Fund Institutional Class(a)	83,177,557
9,095,919	Great-West Large Cap Growth Fund Institutional Class(a)	97,599,209
4,459,561	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	33,803,471
4,515,058	Great-West Mid Cap Value Fund Institutional Class(a)	39,732,511
Shares		Fair Value
Equity Mutual Funds — (continued)
6,240,470	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 57,786,748
2,781,308	Great-West Real Estate Index Fund Institutional Class(a)	25,727,101
21,548,102	Great-West S&P 500® Index Fund Institutional Class(a)	213,326,212
10,278,361	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	92,196,899
7,721,686	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	62,854,525
7,468,514	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	57,731,611
4,965,591	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	42,207,522
671,212	Invesco Global Real Estate Fund Class R6	8,739,174
536,415	Invesco Small Cap Discovery Fund Class R6	5,745,000
716,837	Janus Henderson Triton Fund Class N	23,060,642
4,611,603	Northern Emerging Markets Equity Index Fund	54,324,686

TOTAL EQUITY MUTUAL FUNDS — 78.76% (Cost $1,226,025,459)		$1,216,345,830
Account Balance
FIXED INTEREST CONTRACT
31,996,620 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	31,996,620

TOTAL FIXED INTEREST CONTRACT — 2.07% (Cost $31,996,620)		$ 31,996,620
TOTAL INVESTMENTS — 100.04% (Cost $1,551,506,835)		$1,544,948,072
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (599,988)
TOTAL NET ASSETS — 100.00%		$1,544,348,084

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2019.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2040 FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
649,138	Great-West Bond Index Fund Institutional Class(a)	$ 6,419,970
317,002	Great-West Core Bond Fund Institutional Class(a)	3,151,003
286,998	Great-West Global Bond Fund Institutional Class(a)	2,643,249
97,154	Great-West Inflation-Protected Securities Fund Institutional Class(a)	955,027
268,300	Great-West Multi-Sector Bond Fund Institutional Class(a)	2,530,071
182,005	Great-West Putnam High Yield Bond Fund Institutional Class(a)	1,707,204
63,213	Great-West Short Duration Bond Fund Institutional Class(a)	626,444

TOTAL BOND MUTUAL FUNDS — 12.05% (Cost $17,696,118)		$ 18,032,968
EQUITY MUTUAL FUNDS
85,001	American Century Real Estate Fund Class R6	2,505,827
171,343	DFA International Real Estate Securities Portfolio Institutional Class	894,409
88,131	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	1,035,543
715,259	Great-West Emerging Markets Equity Fund Institutional Class(a)	6,237,061
878,674	Great-West International Growth Fund Institutional Class(a)	7,468,730
1,678,847	Great-West International Index Fund Institutional Class(a)	16,536,643
1,139,170	Great-West International Value Fund Institutional Class(a)	9,079,187
947,186	Great-West Large Cap Growth Fund Institutional Class(a)	10,163,304
501,681	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	3,802,743
469,007	Great-West Mid Cap Value Fund Institutional Class(a)	4,127,258
650,280	Great-West Putnam Equity Income Fund Institutional Class(a)	6,021,592
Shares		Fair Value
Equity Mutual Funds — (continued)
272,570	Great-West Real Estate Index Fund Institutional Class(a)	$ 2,521,268
2,252,571	Great-West S&P 500® Index Fund Institutional Class(a)	22,300,454
1,074,521	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	9,638,457
873,210	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	7,107,927
779,579	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	6,026,142
516,833	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	4,393,077
68,388	Invesco Global Real Estate Fund Class R6	890,418
60,335	Invesco Small Cap Discovery Fund Class R6	646,192
80,626	Janus Henderson Triton Fund Class N	2,593,743
529,653	Northern Emerging Markets Equity Index Fund	6,239,314

TOTAL EQUITY MUTUAL FUNDS — 87.00% (Cost $136,556,546)		$130,229,289
Account Balance
FIXED INTEREST CONTRACT
1,476,549 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	1,476,549

TOTAL FIXED INTEREST CONTRACT — 0.99% (Cost $1,476,549)		$ 1,476,549
TOTAL INVESTMENTS — 100.04% (Cost $155,729,213)		$149,738,806
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (55,268)
TOTAL NET ASSETS — 100.00%		$149,683,538

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2019.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2045 FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,834,397	Great-West Bond Index Fund Institutional Class(a)	$ 28,032,191
1,383,725	Great-West Core Bond Fund Institutional Class(a)	13,754,225
1,229,193	Great-West Global Bond Fund Institutional Class(a)	11,320,867
146,179	Great-West Inflation-Protected Securities Fund Institutional Class(a)	1,436,941
1,163,680	Great-West Multi-Sector Bond Fund Institutional Class(a)	10,973,504
777,276	Great-West Putnam High Yield Bond Fund Institutional Class(a)	7,290,847
181,203	Great-West Short Duration Bond Fund Institutional Class(a)	1,795,721

TOTAL BOND MUTUAL FUNDS — 8.27% (Cost $73,716,884)		$ 74,604,296
EQUITY MUTUAL FUNDS
517,403	American Century Real Estate Fund Class R6	15,253,049
1,082,303	DFA International Real Estate Securities Portfolio Institutional Class	5,649,620
540,698	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	6,353,205
4,830,306	Great-West Emerging Markets Equity Fund Institutional Class(a)	42,120,270
5,649,009	Great-West International Growth Fund Institutional Class(a)	48,016,577
10,798,001	Great-West International Index Fund Institutional Class(a)	106,360,310
7,336,446	Great-West International Value Fund Institutional Class(a)	58,471,473
5,849,103	Great-West Large Cap Growth Fund Institutional Class(a)	62,760,870
3,310,493	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	25,093,540
2,893,881	Great-West Mid Cap Value Fund Institutional Class(a)	25,466,154
3,994,367	Great-West Putnam Equity Income Fund Institutional Class(a)	36,987,834
Shares		Fair Value
Equity Mutual Funds — (continued)
1,651,320	Great-West Real Estate Index Fund Institutional Class(a)	$ 15,274,713
13,829,088	Great-West S&P 500® Index Fund Institutional Class(a)	136,907,973
6,587,751	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	59,092,130
5,724,975	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	46,601,295
4,781,112	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	36,957,997
3,186,790	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	27,087,714
433,413	Invesco Global Real Estate Fund Class R6	5,643,034
398,087	Invesco Small Cap Discovery Fund Class R6	4,263,511
531,542	Janus Henderson Triton Fund Class N	17,099,714
3,578,806	Northern Emerging Markets Equity Index Fund	42,158,333

TOTAL EQUITY MUTUAL FUNDS — 91.29% (Cost $834,451,186)		$823,619,316
Account Balance
FIXED INTEREST CONTRACT
4,308,751 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	4,308,751

TOTAL FIXED INTEREST CONTRACT — 0.48% (Cost $4,308,751)		$ 4,308,751
TOTAL INVESTMENTS — 100.04% (Cost $912,476,821)		$902,532,363
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (350,966)
TOTAL NET ASSETS — 100.00%		$902,181,397

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2019.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2050 FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
235,828	Great-West Bond Index Fund Institutional Class(a)	$ 2,332,343
114,859	Great-West Core Bond Fund Institutional Class(a)	1,141,696
102,994	Great-West Global Bond Fund Institutional Class(a)	948,573
97,058	Great-West Multi-Sector Bond Fund Institutional Class(a)	915,262
64,493	Great-West Putnam High Yield Bond Fund Institutional Class(a)	604,944
11,004	Great-West Short Duration Bond Fund Institutional Class(a)	109,050

TOTAL BOND MUTUAL FUNDS — 7.19% (Cost $5,936,507)		$ 6,051,868
EQUITY MUTUAL FUNDS
49,282	American Century Real Estate Fund Class R6	1,452,825
107,816	DFA International Real Estate Securities Portfolio Institutional Class	562,800
49,621	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	583,049
485,938	Great-West Emerging Markets Equity Fund Institutional Class(a)	4,237,378
541,072	Great-West International Growth Fund Institutional Class(a)	4,599,116
1,035,762	Great-West International Index Fund Institutional Class(a)	10,202,251
703,709	Great-West International Value Fund Institutional Class(a)	5,608,561
536,704	Great-West Large Cap Growth Fund Institutional Class(a)	5,758,838
324,612	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	2,460,562
264,651	Great-West Mid Cap Value Fund Institutional Class(a)	2,328,925
365,901	Great-West Putnam Equity Income Fund Institutional Class(a)	3,388,243
Shares		Fair Value
Equity Mutual Funds — (continued)
157,174	Great-West Real Estate Index Fund Institutional Class(a)	$ 1,453,863
1,265,569	Great-West S&P 500® Index Fund Institutional Class(a)	12,529,130
601,429	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	5,394,820
560,043	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,558,749
438,167	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	3,387,028
291,679	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	2,479,271
43,260	Invesco Global Real Estate Fund Class R6	563,250
39,524	Invesco Small Cap Discovery Fund Class R6	423,298
52,080	Janus Henderson Triton Fund Class N	1,675,416
360,089	Northern Emerging Markets Equity Index Fund	4,241,843

TOTAL EQUITY MUTUAL FUNDS — 92.53% (Cost $81,186,708)		$77,889,216
Account Balance
FIXED INTEREST CONTRACT
260,061 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	260,061

TOTAL FIXED INTEREST CONTRACT — 0.31% (Cost $260,061)		$ 260,061
TOTAL INVESTMENTS — 100.03% (Cost $87,383,276)		$84,201,145
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (28,920)
TOTAL NET ASSETS — 100.00%		$84,172,225

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2019.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2055 FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,012,749	Great-West Bond Index Fund Institutional Class(a)	$ 10,016,090
496,333	Great-West Core Bond Fund Institutional Class(a)	4,933,556
468,515	Great-West Global Bond Fund Institutional Class(a)	4,315,024
416,922	Great-West Multi-Sector Bond Fund Institutional Class(a)	3,931,573
275,481	Great-West Putnam High Yield Bond Fund Institutional Class(a)	2,584,011
50,505	Great-West Short Duration Bond Fund Institutional Class(a)	500,505

TOTAL BOND MUTUAL FUNDS — 6.80% (Cost $25,958,540)		$ 26,280,759
EQUITY MUTUAL FUNDS
224,437	American Century Real Estate Fund Class R6	6,616,409
515,765	DFA International Real Estate Securities Portfolio Institutional Class	2,692,295
221,542	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	2,603,118
2,384,357	Great-West Emerging Markets Equity Fund Institutional Class(a)	20,791,593
2,529,421	Great-West International Growth Fund Institutional Class(a)	21,500,082
4,839,741	Great-West International Index Fund Institutional Class(a)	47,671,451
3,284,551	Great-West International Value Fund Institutional Class(a)	26,177,868
2,391,787	Great-West Large Cap Growth Fund Institutional Class(a)	25,663,877
1,550,453	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	11,752,435
1,181,866	Great-West Mid Cap Value Fund Institutional Class(a)	10,400,416
1,635,778	Great-West Putnam Equity Income Fund Institutional Class(a)	15,147,302
Shares		Fair Value
Equity Mutual Funds — (continued)
716,411	Great-West Real Estate Index Fund Institutional Class(a)	$ 6,626,802
5,648,040	Great-West S&P 500® Index Fund Institutional Class(a)	55,915,600
2,694,001	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	24,165,184
2,680,293	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	21,817,585
1,958,295	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	15,137,617
1,305,519	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	11,096,911
206,264	Invesco Global Real Estate Fund Class R6	2,685,558
184,800	Invesco Small Cap Discovery Fund Class R6	1,979,212
249,259	Janus Henderson Triton Fund Class N	8,018,674
1,766,754	Northern Emerging Markets Equity Index Fund	20,812,355

TOTAL EQUITY MUTUAL FUNDS — 92.95% (Cost $366,961,023)		$359,272,344
Account Balance
FIXED INTEREST CONTRACT
1,116,441 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	1,116,441

TOTAL FIXED INTEREST CONTRACT — 0.29% (Cost $1,116,441)		$ 1,116,441
TOTAL INVESTMENTS — 100.04% (Cost $394,036,004)		$386,669,544
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (142,215)
TOTAL NET ASSETS — 100.00%		$386,527,329

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2019.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2060 FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
104	Great-West Bond Index Fund Institutional Class(a)	$ 1,028
51	Great-West Core Bond Fund Institutional Class(a)	506
51	Great-West Global Bond Fund Institutional Class(a)	468
42	Great-West Multi-Sector Bond Fund Institutional Class(a)	400
28	Great-West Putnam High Yield Bond Fund Institutional Class(a)	263
5	Great-West Short Duration Bond Fund Institutional Class(a)	48

TOTAL BOND MUTUAL FUNDS — 6.73% (Cost $2,680)		$ 2,713
EQUITY MUTUAL FUNDS
23	American Century Real Estate Fund Class R6	679
56	DFA International Real Estate Securities Portfolio Institutional Class	294
22	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	263
265	Great-West Emerging Markets Equity Fund Institutional Class(a)	2,315
268	Great-West International Growth Fund Institutional Class(a)	2,277
512	Great-West International Index Fund Institutional Class(a)	5,043
347	Great-West International Value Fund Institutional Class(a)	2,767
240	Great-West Large Cap Growth Fund Institutional Class(a)	2,574
167	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,266
119	Great-West Mid Cap Value Fund Institutional Class(a)	1,048
165	Great-West Putnam Equity Income Fund Institutional Class(a)	1,532
Shares		Fair Value
Equity Mutual Funds — (continued)
74	Great-West Real Estate Index Fund Institutional Class(a)	$ 680
570	Great-West S&P 500® Index Fund Institutional Class(a)	5,641
271	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,435
289	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,350
198	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,530
132	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,120
22	Invesco Global Real Estate Fund Class R6	291
20	Invesco Small Cap Discovery Fund Class R6	213
27	Janus Henderson Triton Fund Class N	858
197	Northern Emerging Markets Equity Index Fund	2,316

TOTAL EQUITY MUTUAL FUNDS — 93.01% (Cost $37,423)		$37,492
Account Balance
FIXED INTEREST CONTRACT
117 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	117

TOTAL FIXED INTEREST CONTRACT — 0.29% (Cost $117)		$ 117
TOTAL INVESTMENTS — 100.03% (Cost $40,220)		$40,322
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (11)
TOTAL NET ASSETS — 100.00%		$40,311

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 28, 2019.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 28, 2019 (Unaudited)
	Great-West Lifetime 2015 Fund	Great-West Lifetime 2020 Fund	Great-West Lifetime 2025 Fund
ASSETS:
Investments at fair value, affiliated(a)	$803,396,443	$217,606,603	$1,592,537,713
Investments at fair value, unaffiliated(b)	39,955,027	12,224,707	103,028,325
Subscriptions receivable	815,901	621,873	1,633,142
Receivable for investments sold	366,334	450,070	3,323,496
Total Assets	844,533,705	230,903,253	1,700,522,676
LIABILITIES:
Payable for distribution fees	80,185	24,555	129,753
Payable for investments purchased	353,656	539,289	426,676
Payable for shareholder services fees	202,761	45,043	399,163
Payable to investment adviser	52,310	15,173	123,796
Redemptions payable	828,579	532,654	4,529,962
Total Liabilities	1,517,491	1,156,714	5,609,350
NET ASSETS	$843,016,214	$229,746,539	$1,694,913,326
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$7,072,632	$2,083,389	$13,306,424
Paid-in capital in excess of par	814,754,005	225,117,729	1,614,003,752
Total distributable earnings	21,189,577	2,545,421	67,603,150
NET ASSETS	$843,016,214	$229,746,539	$1,694,913,326
NET ASSETS BY CLASS
Investor Class	$64,826,879	$15,421,202	$124,118,283
Service Class	$428,904,927	$32,879,342	$1,110,375,927
Class L	$265,589,043	$125,762,033	$265,021,888
Institutional Class	$83,695,365	$55,683,962	$195,397,228
CAPITAL STOCK:
Authorized
Investor Class	70,000,000	5,000,000	70,000,000
Service Class	135,000,000	35,000,000	230,000,000
Class L	60,000,000	15,000,000	45,000,000
Institutional Class	20,000,000	10,000,000	30,000,000
Issued and Outstanding
Investor Class	4,657,502	1,400,795	8,459,202
Service Class	31,017,013	2,979,180	76,114,499
Class L	26,286,418	11,409,576	26,864,735
Institutional Class	8,765,385	5,044,338	21,625,804
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$13.92	$11.01	$14.67
Service Class	$13.83	$11.04	$14.59
Class L	$10.10	$11.02	$9.87
Institutional Class	$9.55	$11.04	$9.04
(a) Cost of investments, affiliated	$807,430,332	$221,236,220	$1,597,361,556
(b) Cost of investments, unaffiliated	$37,388,236	$11,886,447	$94,861,124
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 28, 2019 (Unaudited)
	Great-West Lifetime 2030 Fund	Great-West Lifetime 2035 Fund	Great-West Lifetime 2040 Fund
ASSETS:
Investments at fair value, affiliated(a)	$208,537,686	$1,418,626,991	$135,968,903
Investments at fair value, unaffiliated(b)	15,907,553	126,321,081	13,769,903
Subscriptions receivable	183,491	1,207,528	223,821
Receivable for investments sold	118,288	3,617,448	4,469
Total Assets	224,747,018	1,549,773,048	149,967,096
LIABILITIES:
Payable for distribution fees	21,451	114,225	14,847
Payable for investments purchased	100,577	122,201	141,677
Payable for shareholder services fees	40,657	359,499	27,962
Payable to investment adviser	17,206	126,264	12,459
Redemptions payable	201,202	4,702,775	86,613
Total Liabilities	381,093	5,424,964	283,558
NET ASSETS	$224,365,925	$1,544,348,084	$149,683,538
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,966,975	$12,282,464	$1,310,372
Paid-in capital in excess of par	219,502,405	1,451,306,633	146,513,722
Total distributable earnings	2,896,545	80,758,987	1,859,444
NET ASSETS	$224,365,925	$1,544,348,084	$149,683,538
NET ASSETS BY CLASS
Investor Class	$9,818,111	$113,699,331	$4,357,226
Service Class	$43,489,850	$1,029,513,463	$32,923,518
Class L	$103,804,388	$217,751,407	$69,178,818
Institutional Class	$67,253,576	$183,383,883	$43,223,976
CAPITAL STOCK:
Authorized
Investor Class	35,000,000	70,000,000	35,000,000
Service Class	35,000,000	225,000,000	35,000,000
Class L	16,000,000	40,000,000	14,000,000
Institutional Class	10,000,000	50,000,000	5,000,000
Issued and Outstanding
Investor Class	862,363	7,852,775	383,144
Service Class	3,808,850	72,263,739	2,884,449
Class L	9,108,247	22,110,941	6,061,143
Institutional Class	5,890,291	20,597,185	3,774,984
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$11.39	$14.48	$11.37
Service Class	$11.42	$14.25	$11.41
Class L	$11.40	$9.85	$11.41
Institutional Class	$11.42	$8.90	$11.45
(a) Cost of investments, affiliated	$214,963,534	$1,436,624,585	$142,147,935
(b) Cost of investments, unaffiliated	$15,585,371	$114,882,250	$13,581,278
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 28, 2019 (Unaudited)
	Great-West Lifetime 2045 Fund	Great-West Lifetime 2050 Fund	Great-West Lifetime 2055 Fund
ASSETS:
Investments at fair value, affiliated(a)	$812,465,102	$75,281,713	$343,865,041
Investments at fair value, unaffiliated(b)	90,067,260	8,919,432	42,804,503
Subscriptions receivable	1,073,052	239,623	853,348
Receivable for investments sold	2,923,057	46,055	1,036,377
Total Assets	906,528,471	84,486,823	388,559,269
LIABILITIES:
Payable for distribution fees	65,569	6,927	24,175
Payable for investments purchased	42,401	107,844	35,322
Payable for shareholder services fees	208,796	14,979	85,518
Payable to investment adviser	76,600	7,014	32,522
Redemptions payable	3,953,708	177,834	1,854,403
Total Liabilities	4,347,074	314,598	2,031,940
NET ASSETS	$902,181,397	$84,172,225	$386,527,329
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$7,172,849	$713,859	$2,698,177
Paid-in capital in excess of par	846,412,956	82,056,284	367,312,402
Total distributable earnings	48,595,592	1,402,082	16,516,750
NET ASSETS	$902,181,397	$84,172,225	$386,527,329
NET ASSETS BY CLASS
Investor Class	$58,592,472	$2,755,134	$22,907,793
Service Class	$618,162,780	$26,513,172	$281,514,986
Class L	$113,569,617	$28,102,650	$20,578,263
Institutional Class	$111,856,528	$26,801,269	$61,526,287
CAPITAL STOCK:
Authorized
Investor Class	70,000,000	5,000,000	70,000,000
Service Class	120,000,000	35,000,000	70,000,000
Class L	28,000,000	5,000,000	28,000,000
Institutional Class	30,000,000	5,000,000	10,000,000
Issued and Outstanding
Investor Class	4,036,051	234,126	1,310,467
Service Class	44,230,686	2,248,342	16,610,040
Class L	11,229,181	2,387,311	2,087,599
Institutional Class	12,232,572	2,268,809	6,973,664
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$14.52	$11.77	$17.48
Service Class	$13.98	$11.79	$16.95
Class L	$10.11	$11.77	$9.86
Institutional Class	$9.14	$11.81	$8.82
(a) Cost of investments, affiliated	$830,508,818	$78,622,356	$353,867,196
(b) Cost of investments, unaffiliated	$81,968,003	$8,760,920	$40,168,808
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 28, 2019 (Unaudited)
Great-West Lifetime 2060 Fund
ASSETS:
Investments at fair value, affiliated(a)	$35,671
Investments at fair value, unaffiliated(b)	4,651
Total Assets	40,322
LIABILITIES:
Payable for shareholder services fees	8
Payable to investment adviser	3
Total Liabilities	11
NET ASSETS	$40,311
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$402
Paid-in capital in excess of par	39,799
Total distributable earnings	110
NET ASSETS	$40,311
NET ASSETS BY CLASS
Investor Class	$10,076
Service Class	$10,076
Class L	$10,077
Institutional Class	$10,082
CAPITAL STOCK:
Authorized
Investor Class	70,000,000
Service Class	70,000,000
Class L	28,000,000
Institutional Class	10,000,000
Issued and Outstanding
Investor Class	1,005
Service Class	1,005
Class L	1,005
Institutional Class	1,005
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$10.03
Service Class	$10.03
Class L	$10.03
Institutional Class	$10.03
(a) Cost of investments, affiliated	$35,585
(b) Cost of investments, unaffiliated	$4,635
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 28, 2019 (Unaudited)
	Great-West Lifetime 2015 Fund	Great-West Lifetime 2020 Fund	Great-West Lifetime 2025 Fund
INVESTMENT INCOME:
Interest, affiliated	$643,591	$123,726	$726,225
Dividends, affiliated	7,980,644	2,101,215	15,229,029
Dividends, unaffiliated	173,436	45,330	364,355
Total Income	8,797,671	2,270,271	16,319,609
EXPENSES:
Management fees	497,437	120,664	982,478
Shareholder services fees – Investor Class	108,431	26,705	212,909
Shareholder services fees – Service Class	762,549	55,300	1,915,131
Shareholder services fees – Class L	441,960	180,201	422,981
Distribution fees – Service Class	216,672	15,715	544,244
Distribution fees – Class L	313,989	128,083	300,607
Total Expenses	2,341,038	526,668	4,378,350
Less management fees waived	158,451	31,143	193,227
Net Expenses	2,182,587	495,525	4,185,123
NET INVESTMENT INCOME	6,615,084	1,774,746	12,134,486
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(1,072,905)	(2,805,317)	(8,615,534)
Net realized gain (loss) on investments, unaffiliated	354,262	(81,665)	1,690,667
Net Realized Loss	(718,643)	(2,886,982)	(6,924,867)
Net change in unrealized appreciation on investments, affiliated	69,388,372	19,976,929	166,856,253
Net change in unrealized appreciation on investments, unaffiliated	5,871,291	1,679,795	13,687,158
Net Change in Unrealized Appreciation	75,259,663	21,656,724	180,543,411
Net Realized and Unrealized Gain	74,541,020	18,769,742	173,618,544
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$81,156,104	$20,544,488	$185,753,030
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 28, 2019 (Unaudited)
	Great-West Lifetime 2030 Fund	Great-West Lifetime 2035 Fund	Great-West Lifetime 2040 Fund
INVESTMENT INCOME:
Interest, affiliated	$56,015	$226,221	$9,757
Dividends, affiliated	1,823,447	11,426,720	980,794
Dividends, unaffiliated	46,205	341,235	32,173
Total Income	1,925,667	11,994,176	1,022,724
EXPENSES:
Management fees	117,831	889,870	79,585
Shareholder services fees – Investor Class	15,401	191,952	7,083
Shareholder services fees – Service Class	72,811	1,766,351	53,537
Shareholder services fees – Class L	148,986	342,922	102,998
Distribution fees – Service Class	20,697	502,020	15,223
Distribution fees – Class L	105,916	243,713	73,231
Total Expenses	481,642	3,936,828	331,657
Less management fees waived	16,630	86,535	5,838
Net Expenses	465,012	3,850,293	325,819
NET INVESTMENT INCOME	1,460,655	8,143,883	696,905
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(2,523,636)	(9,403,974)	(1,887,056)
Net realized gain (loss) on investments, unaffiliated	(78,187)	1,825,868	(53,281)
Net Realized Loss	(2,601,823)	(7,578,106)	(1,940,337)
Net change in unrealized appreciation on investments, affiliated	22,526,453	183,296,669	17,526,010
Net change in unrealized appreciation on investments, unaffiliated	2,088,760	16,559,664	1,782,852
Net Change in Unrealized Appreciation	24,615,213	199,856,333	19,308,862
Net Realized and Unrealized Gain	22,013,390	192,278,227	17,368,525
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,474,045	$200,422,110	$18,065,430
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 28, 2019 (Unaudited)
	Great-West Lifetime 2045 Fund	Great-West Lifetime 2050 Fund	Great-West Lifetime 2055 Fund
INVESTMENT INCOME:
Interest, affiliated	$30,496	$1,674	$7,731
Dividends, affiliated	5,534,355	490,583	2,218,956
Dividends, unaffiliated	207,718	18,763	91,463
Total Income	5,772,569	511,020	2,318,150
EXPENSES:
Management fees	518,683	43,557	215,656
Shareholder services fees – Investor Class	97,120	4,247	37,635
Shareholder services fees – Service Class	1,055,351	41,886	464,854
Shareholder services fees – Class L	181,310	41,744	31,828
Distribution fees – Service Class	299,970	11,910	132,146
Distribution fees – Class L	128,862	29,680	22,621
Total Expenses	2,281,296	173,024	904,740
Less management fees waived	33,146	2,750	14,282
Net Expenses	2,248,150	170,274	890,458
NET INVESTMENT INCOME	3,524,419	340,746	1,427,692
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(7,525,131)	(838,545)	(2,703,894)
Net realized gain (loss) on investments, unaffiliated	1,443,359	(10,237)	790,117
Net Realized Loss	(6,081,772)	(848,782)	(1,913,777)
Net change in unrealized appreciation on investments, affiliated	117,458,519	9,545,654	47,645,141
Net change in unrealized appreciation on investments, unaffiliated	11,392,090	1,077,099	4,999,312
Net Change in Unrealized Appreciation	128,850,609	10,622,753	52,644,453
Net Realized and Unrealized Gain	122,768,837	9,773,971	50,730,676
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$126,293,256	$10,114,717	$52,158,368
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 28, 2019 (Unaudited)
Great-West Lifetime 2060 Fund(a)
INVESTMENT INCOME:
Interest, affiliated	$1
Dividends, affiliated	216
Dividends, unaffiliated	6
Total Income	223
EXPENSES:
Management fees	8
Shareholder services fees – Investor Class	5
Shareholder services fees – Service Class	5
Shareholder services fees – Class L	6
Distribution fees – Service Class	2
Distribution fees – Class L	4
Total Expenses	30
Less amount waived by distributor - Service Class	2
Less amount waived by distributor - Class L	4
Net Expenses	24
NET INVESTMENT INCOME	199
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	7
Net realized gain on investments, unaffiliated	3
Net Realized Gain	10
Net change in unrealized appreciation on investments, affiliated	86
Net change in unrealized appreciation on investments, unaffiliated	16
Net Change in Unrealized Appreciation	102
Net Realized and Unrealized Gain	112
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$311
(a)Fund commenced operations on May 2, 2019.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019 and fiscal year ended December 31, 2018
Great-West Lifetime 2015 Fund	2019 (Unaudited)	2018
OPERATIONS:
Net investment income	$6,615,084	$22,341,285
Net realized gain (loss)	(718,643)	57,553,050
Net change in unrealized appreciation (depreciation)	75,259,663	(119,157,425)
Net Increase (Decrease) in Net Assets Resulting from Operations	81,156,104	(39,263,090)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(447,589)	(4,086,144)
Service Class	(2,735,653)	(27,938,803)
Class L	(2,412,594)	(19,694,605)
Institutional Class	(1,052,305)	(6,536,698)
From Net Investment Income and Net Realized Gains	(6,648,141)	(58,256,250)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	3,544,862	7,435,907
Service Class	33,687,875	88,187,080
Class L	23,576,620	53,280,180
Institutional Class	13,845,473	63,663,448
Shares issued in reinvestment of distributions
Investor Class	447,589	4,086,144
Service Class	2,735,653	27,938,803
Class L	2,412,594	19,694,605
Institutional Class	1,052,305	6,536,698
Shares redeemed
Investor Class	(5,796,123)	(35,948,162)
Service Class	(93,808,710)	(229,183,568)
Class L	(27,578,695)	(56,592,675)
Institutional Class	(11,106,006)	(30,131,886)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(56,986,563)	(81,033,426)
Total Increase (Decrease) in Net Assets	17,521,400	(178,552,766)
NET ASSETS:
Beginning of Period	825,494,814	1,004,047,580
End of Period	$843,016,214	$825,494,814
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	260,866	529,981
Service Class	2,500,971	6,366,044
Class L	2,386,111	5,139,837
Institutional Class	1,490,128	6,340,328
Shares issued in reinvestment of distributions
Investor Class	32,364	306,513
Service Class	199,101	2,110,766
Class L	240,298	2,023,203
Institutional Class	110,886	710,990
Shares redeemed
Investor Class	(430,171)	(2,586,799)
Service Class	(6,981,111)	(16,538,364)
Class L	(2,802,100)	(5,475,799)
Institutional Class	(1,190,188)	(3,019,326)
Net Decrease	(4,182,845)	(4,092,626)
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019 and fiscal year ended December 31, 2018
Great-West Lifetime 2020 Fund	2019 (Unaudited)	2018
OPERATIONS:
Net investment income	$1,774,746	$4,444,221
Net realized gain (loss)	(2,886,982)	11,298,262
Net change in unrealized appreciation (depreciation)	21,656,724	(25,492,783)
Net Increase (Decrease) in Net Assets Resulting from Operations	20,544,488	(9,750,300)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(120,002)	(842,786)
Service Class	(247,362)	(1,723,019)
Class L	(888,436)	(4,404,212)
Institutional Class	(528,277)	(2,571,086)
From Net Investment Income and Net Realized Gains	(1,784,077)	(9,541,103)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,917,160	8,481,907
Service Class	4,751,629	21,224,275
Class L	42,133,416	77,344,625
Institutional Class	14,429,212	44,290,583
Shares issued in reinvestment of distributions
Investor Class	120,002	842,786
Service Class	247,362	1,723,019
Class L	888,436	4,404,212
Institutional Class	528,277	2,571,086
Shares redeemed
Investor Class	(3,194,187)	(3,762,751)
Service Class	(6,934,920)	(15,060,891)
Class L	(16,803,044)	(32,979,503)
Institutional Class	(7,937,227)	(19,560,178)
Net Increase in Net Assets Resulting from Capital Share Transactions	30,146,116	89,519,170
Total Increase in Net Assets	48,906,527	70,227,767
NET ASSETS:
Beginning of Period	180,840,012	110,612,245
End of Period	$229,746,539	$180,840,012
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	179,961	759,735
Service Class	441,612	1,924,173
Class L	3,914,565	7,015,203
Institutional Class	1,355,646	3,965,577
Shares issued in reinvestment of distributions
Investor Class	10,979	81,060
Service Class	22,570	165,191
Class L	81,210	424,608
Institutional Class	48,200	247,090
Shares redeemed
Investor Class	(301,988)	(345,310)
Service Class	(651,630)	(1,377,959)
Class L	(1,572,695)	(2,985,836)
Institutional Class	(741,230)	(1,751,346)
Net Increase	2,787,200	8,122,186
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019 and fiscal year ended December 31, 2018
Great-West Lifetime 2025 Fund	2019 (Unaudited)	2018
OPERATIONS:
Net investment income	$12,134,486	$40,347,835
Net realized gain (loss)	(6,924,867)	141,416,813
Net change in unrealized appreciation (depreciation)	180,543,411	(279,230,574)
Net Increase (Decrease) in Net Assets Resulting from Operations	185,753,030	(97,465,926)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(770,600)	(9,728,503)
Service Class	(6,433,085)	(84,943,534)
Class L	(2,440,382)	(23,664,799)
Institutional Class	(2,567,200)	(19,223,511)
From Net Investment Income and Net Realized Gains	(12,211,267)	(137,560,347)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	10,643,633	22,587,677
Service Class	89,204,847	238,197,288
Class L	47,417,924	82,453,751
Institutional Class	42,738,996	110,742,688
Shares issued in reinvestment of distributions
Investor Class	770,600	9,728,503
Service Class	6,433,085	84,943,534
Class L	2,440,382	23,664,799
Institutional Class	2,567,200	19,223,511
Shares redeemed
Investor Class	(18,671,741)	(71,072,071)
Service Class	(185,468,375)	(463,112,896)
Class L	(30,679,978)	(50,551,983)
Institutional Class	(25,413,926)	(48,982,907)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(58,017,353)	(42,178,106)
Total Increase (Decrease) in Net Assets	115,524,410	(277,204,379)
NET ASSETS:
Beginning of Period	1,579,388,916	1,856,593,295
End of Period	$1,694,913,326	$1,579,388,916
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	751,451	1,508,005
Service Class	6,303,435	16,052,176
Class L	4,938,834	7,984,813
Institutional Class	4,867,070	11,417,550
Shares issued in reinvestment of distributions
Investor Class	52,962	696,838
Service Class	444,581	6,123,534
Class L	249,528	2,502,292
Institutional Class	286,518	2,213,409
Shares redeemed
Investor Class	(1,312,263)	(4,761,196)
Service Class	(13,132,290)	(31,296,967)
Class L	(3,205,082)	(4,867,782)
Institutional Class	(2,871,755)	(5,048,858)
Net Increase (Decrease)	(2,627,011)	2,523,814
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019 and fiscal year ended December 31, 2018
Great-West Lifetime 2030 Fund	2019 (Unaudited)	2018
OPERATIONS:
Net investment income	$1,460,655	$3,982,392
Net realized gain (loss)	(2,601,823)	15,354,677
Net change in unrealized appreciation (depreciation)	24,615,213	(32,167,681)
Net Increase (Decrease) in Net Assets Resulting from Operations	23,474,045	(12,830,612)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(65,040)	(548,205)
Service Class	(263,800)	(2,577,946)
Class L	(597,461)	(4,284,311)
Institutional Class	(544,635)	(3,438,944)
From Net Investment Income and Net Realized Gains	(1,470,936)	(10,849,406)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,337,183	4,141,469
Service Class	9,120,298	23,314,569
Class L	38,457,663	66,536,319
Institutional Class	18,426,394	48,355,195
Shares issued in reinvestment of distributions
Investor Class	65,040	548,205
Service Class	263,800	2,577,946
Class L	597,461	4,284,311
Institutional Class	544,635	3,438,944
Shares redeemed
Investor Class	(758,746)	(1,363,273)
Service Class	(10,689,476)	(12,312,269)
Class L	(16,435,797)	(28,678,542)
Institutional Class	(7,771,326)	(19,957,924)
Net Increase in Net Assets Resulting from Capital Share Transactions	33,157,129	90,884,950
Total Increase in Net Assets	55,160,238	67,204,932
NET ASSETS:
Beginning of Period	169,205,687	102,000,755
End of Period	$224,365,925	$169,205,687
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	120,523	355,025
Service Class	823,861	2,013,397
Class L	3,469,197	5,770,327
Institutional Class	1,691,751	4,132,045
Shares issued in reinvestment of distributions
Investor Class	5,766	51,523
Service Class	23,325	241,984
Class L	52,919	404,709
Institutional Class	48,155	323,009
Shares redeemed
Investor Class	(69,447)	(118,806)
Service Class	(973,729)	(1,066,579)
Class L	(1,496,122)	(2,499,992)
Institutional Class	(703,261)	(1,699,506)
Net Increase	2,992,938	7,907,136
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019 and fiscal year ended December 31, 2018
Great-West Lifetime 2035 Fund	2019 (Unaudited)	2018
OPERATIONS:
Net investment income	$8,143,883	$32,213,349
Net realized gain (loss)	(7,578,106)	178,151,031
Net change in unrealized appreciation (depreciation)	199,856,333	(332,241,606)
Net Increase (Decrease) in Net Assets Resulting from Operations	200,422,110	(121,877,226)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(518,104)	(11,978,833)
Service Class	(4,309,953)	(104,496,093)
Class L	(1,458,092)	(25,689,807)
Institutional Class	(1,939,494)	(22,808,973)
From Net Investment Income and Net Realized Gains	(8,225,643)	(164,973,706)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	10,258,672	21,353,761
Service Class	90,552,825	237,212,243
Class L	37,604,382	63,527,372
Institutional Class	36,672,130	99,090,529
Shares issued in reinvestment of distributions
Investor Class	518,104	11,978,833
Service Class	4,309,953	104,496,093
Class L	1,458,092	25,689,807
Institutional Class	1,939,494	22,808,973
Shares redeemed
Investor Class	(16,957,889)	(68,889,427)
Service Class	(176,804,870)	(422,825,065)
Class L	(25,044,979)	(52,140,825)
Institutional Class	(18,400,836)	(33,786,214)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(53,894,922)	8,516,080
Total Increase (Decrease) in Net Assets	138,301,545	(278,334,852)
NET ASSETS:
Beginning of Period	1,406,046,539	1,684,381,391
End of Period	$1,544,348,084	$1,406,046,539
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	739,627	1,409,986
Service Class	6,600,129	15,970,045
Class L	3,935,910	5,970,865
Institutional Class	4,274,129	9,944,638
Shares issued in reinvestment of distributions
Investor Class	36,181	874,034
Service Class	305,887	7,757,344
Class L	149,701	2,734,410
Institutional Class	220,147	2,684,044
Shares redeemed
Investor Class	(1,217,663)	(4,614,468)
Service Class	(12,880,848)	(28,557,538)
Class L	(2,643,308)	(4,859,613)
Institutional Class	(2,121,578)	(3,377,666)
Net Increase (Decrease)	(2,601,686)	5,936,081
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019 and fiscal year ended December 31, 2018
Great-West Lifetime 2040 Fund	2019 (Unaudited)	2018
OPERATIONS:
Net investment income	$696,905	$2,387,527
Net realized gain (loss)	(1,940,337)	12,604,774
Net change in unrealized appreciation (depreciation)	19,308,862	(26,298,575)
Net Increase (Decrease) in Net Assets Resulting from Operations	18,065,430	(11,306,274)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(20,618)	(271,167)
Service Class	(145,193)	(1,910,910)
Class L	(268,375)	(3,152,226)
Institutional Class	(270,586)	(2,362,619)
From Net Investment Income and Net Realized Gains	(704,772)	(7,696,922)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	437,052	1,417,822
Service Class	8,706,813	18,850,996
Class L	25,507,225	47,415,105
Institutional Class	11,648,664	32,724,789
Shares issued in reinvestment of distributions
Investor Class	20,618	271,167
Service Class	145,193	1,910,910
Class L	268,375	3,152,226
Institutional Class	270,586	2,362,619
Shares redeemed
Investor Class	(282,134)	(1,035,151)
Service Class	(7,594,885)	(9,229,008)
Class L	(12,724,856)	(20,131,985)
Institutional Class	(5,685,890)	(10,690,924)
Net Increase in Net Assets Resulting from Capital Share Transactions	20,716,761	67,018,566
Total Increase in Net Assets	38,077,419	48,015,370
NET ASSETS:
Beginning of Period	111,606,119	63,590,749
End of Period	$149,683,538	$111,606,119
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	40,026	121,945
Service Class	791,402	1,614,114
Class L	2,320,319	4,067,360
Institutional Class	1,075,122	2,765,217
Shares issued in reinvestment of distributions
Investor Class	1,834	25,637
Service Class	12,872	181,153
Class L	23,792	300,090
Institutional Class	23,903	223,577
Shares redeemed
Investor Class	(25,916)	(89,891)
Service Class	(700,492)	(794,000)
Class L	(1,158,980)	(1,723,946)
Institutional Class	(515,259)	(902,491)
Net Increase	1,888,623	5,788,765
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019 and fiscal year ended December 31, 2018
Great-West Lifetime 2045 Fund	2019 (Unaudited)	2018
OPERATIONS:
Net investment income	$3,524,419	$17,277,465
Net realized gain (loss)	(6,081,772)	114,282,461
Net change in unrealized appreciation (depreciation)	128,850,609	(216,907,403)
Net Increase (Decrease) in Net Assets Resulting from Operations	126,293,256	(85,347,477)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(197,825)	(6,223,499)
Service Class	(1,902,954)	(64,708,920)
Class L	(535,180)	(13,584,278)
Institutional Class	(938,774)	(13,678,989)
From Net Investment Income and Net Realized Gains	(3,574,733)	(98,195,686)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	6,712,254	16,418,868
Service Class	72,423,636	173,785,264
Class L	18,381,383	37,813,878
Institutional Class	26,597,263	60,289,745
Shares issued in reinvestment of distributions
Investor Class	197,825	6,223,499
Service Class	1,902,954	64,708,920
Class L	535,180	13,584,278
Institutional Class	938,774	13,678,989
Shares redeemed
Investor Class	(8,638,527)	(41,243,097)
Service Class	(124,162,119)	(265,399,294)
Class L	(14,719,828)	(26,253,438)
Institutional Class	(16,462,952)	(21,205,096)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(36,294,157)	32,402,516
Total Increase (Decrease) in Net Assets	86,424,366	(151,140,647)
NET ASSETS:
Beginning of Period	815,757,031	966,897,678
End of Period	$902,181,397	$815,757,031
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	479,929	1,080,935
Service Class	5,395,835	11,849,306
Class L	1,881,942	3,444,996
Institutional Class	3,020,153	5,932,282
Shares issued in reinvestment of distributions
Investor Class	13,795	454,982
Service Class	137,895	4,910,713
Class L	53,572	1,416,904
Institutional Class	103,962	1,581,024
Shares redeemed
Investor Class	(618,616)	(2,758,593)
Service Class	(9,269,714)	(18,155,254)
Class L	(1,525,691)	(2,386,102)
Institutional Class	(1,871,940)	(2,057,886)
Net Increase (Decrease)	(2,198,878)	5,313,307
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019 and fiscal year ended December 31, 2018
Great-West Lifetime 2050 Fund	2019 (Unaudited)	2018
OPERATIONS:
Net investment income	$340,746	$1,235,345
Net realized gain (loss)	(848,782)	6,973,456
Net change in unrealized appreciation (depreciation)	10,622,753	(14,572,511)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,114,717	(6,363,710)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(11,291)	(158,993)
Service Class	(97,827)	(1,462,480)
Class L	(88,838)	(1,291,697)
Institutional Class	(147,005)	(1,300,630)
From Net Investment Income and Net Realized Gains	(344,961)	(4,213,800)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	569,137	1,680,970
Service Class	7,721,638	13,634,119
Class L	11,054,998	17,578,067
Institutional Class	8,550,194	16,222,111
Shares issued in reinvestment of distributions
Investor Class	11,291	158,993
Service Class	97,827	1,462,480
Class L	88,838	1,291,697
Institutional Class	147,005	1,300,630
Shares redeemed
Investor Class	(324,447)	(569,528)
Service Class	(5,360,655)	(5,318,569)
Class L	(5,241,552)	(6,968,779)
Institutional Class	(2,237,558)	(5,996,518)
Net Increase in Net Assets Resulting from Capital Share Transactions	15,076,716	34,475,673
Total Increase in Net Assets	24,846,472	23,898,163
NET ASSETS:
Beginning of Period	59,325,753	35,427,590
End of Period	$84,172,225	$59,325,753
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	50,202	137,643
Service Class	679,413	1,129,227
Class L	985,150	1,462,114
Institutional Class	755,077	1,333,121
Shares issued in reinvestment of distributions
Investor Class	972	14,645
Service Class	8,397	134,451
Class L	7,638	119,339
Institutional Class	12,597	119,713
Shares redeemed
Investor Class	(29,491)	(47,254)
Service Class	(474,475)	(443,807)
Class L	(463,762)	(579,871)
Institutional Class	(198,105)	(485,874)
Net Increase	1,333,613	2,893,447
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019 and fiscal year ended December 31, 2018
Great-West Lifetime 2055 Fund	2019 (Unaudited)	2018
OPERATIONS:
Net investment income	$1,427,692	$7,090,201
Net realized gain (loss)	(1,913,777)	44,485,394
Net change in unrealized appreciation (depreciation)	52,644,453	(88,712,223)
Net Increase (Decrease) in Net Assets Resulting from Operations	52,158,368	(37,136,628)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(64,188)	(2,775,516)
Service Class	(704,002)	(24,012,329)
Class L	(114,448)	(2,434,990)
Institutional Class	(565,613)	(7,431,553)
From Net Investment Income and Net Realized Gains	(1,448,251)	(36,654,388)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	4,610,559	14,497,970
Service Class	50,423,988	111,010,796
Class L	5,649,799	11,092,008
Institutional Class	15,984,057	34,486,909
Shares issued in reinvestment of distributions
Investor Class	64,188	2,775,516
Service Class	704,002	24,012,329
Class L	114,448	2,434,990
Institutional Class	565,613	7,431,553
Shares redeemed
Investor Class	(4,936,661)	(30,397,097)
Service Class	(56,440,956)	(122,553,337)
Class L	(4,023,655)	(7,311,476)
Institutional Class	(8,256,601)	(10,489,141)
Net Increase in Net Assets Resulting from Capital Share Transactions	4,458,781	36,991,020
Total Increase (Decrease) in Net Assets	55,168,898	(36,799,996)
NET ASSETS:
Beginning of Period	331,358,431	368,158,427
End of Period	$386,527,329	$331,358,431
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	274,856	799,055
Service Class	3,098,626	6,308,857
Class L	588,462	1,016,023
Institutional Class	1,877,255	3,511,670
Shares issued in reinvestment of distributions
Investor Class	3,719	168,753
Service Class	42,055	1,509,306
Class L	11,763	260,631
Institutional Class	64,938	891,266
Shares redeemed
Investor Class	(295,433)	(1,763,684)
Service Class	(3,482,878)	(7,001,794)
Class L	(424,168)	(668,226)
Institutional Class	(976,374)	(1,049,403)
Net Increase	782,821	3,982,454
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019 and fiscal year ended December 31, 2018
Great-West Lifetime 2060 Fund	2019 (a) (Unaudited)
OPERATIONS:
Net investment income	$199
Net realized gain	10
Net change in unrealized appreciation	102
Net Increase in Net Assets Resulting from Operations	311
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(49)
Service Class	(49)
Class L	(49)
Institutional Class	(54)
From Net Investment Income and Net Realized Gains	(201)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	10,000
Service Class	10,000
Class L	10,000
Institutional Class	10,000
Shares issued in reinvestment of distributions
Investor Class	49
Service Class	49
Class L	49
Institutional Class	54
Net Increase in Net Assets Resulting from Capital Share Transactions	40,201
Total Increase in Net Assets	40,311
NET ASSETS:
Beginning of Period	0
End of Period	$40,311
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,000
Service Class	1,000
Class L	1,000
Institutional Class	1,000
Shares issued in reinvestment of distributions
Investor Class	5
Service Class	5
Class L	5
Institutional Class	5
Net Increase	4,020
(a) Fund commenced operations on May 02, 2019.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2015 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/28/2019(Unaudited)	$12.72	0.11	1.19	1.30	(0.10)	-	(0.10)	$13.92	10.20% (d)
12/31/2018	$14.12	0.33	(0.93)	(0.60)	(0.30)	(0.50)	(0.80)	$12.72	(4.42%)
12/31/2017	$13.26	0.27	1.20	1.47	(0.23)	(0.38)	(0.61)	$14.12	11.13%
12/31/2016	$12.71	0.34	0.58	0.92	(0.25)	(0.12)	(0.37)	$13.26	7.25%
12/31/2015	$13.78	0.26	(0.42)	(0.16)	(0.27)	(0.64)	(0.91)	$12.71	(1.15%)
12/31/2014	$13.87	0.20	0.69	0.89	(0.27)	(0.71)	(0.98)	$13.78	6.41%
Service Class
06/28/2019(Unaudited)	$12.64	0.10	1.18	1.28	(0.09)	-	(0.09)	$13.83	10.12% (d)
12/31/2018	$14.02	0.32	(0.92)	(0.60)	(0.28)	(0.50)	(0.78)	$12.64	(4.45%)
12/31/2017	$13.17	0.26	1.18	1.44	(0.21)	(0.38)	(0.59)	$14.02	10.98%
12/31/2016	$12.62	0.32	0.59	0.91	(0.24)	(0.12)	(0.36)	$13.17	7.18%
12/31/2015	$13.68	0.26	(0.43)	(0.17)	(0.25)	(0.64)	(0.89)	$12.62	(1.25%)
12/31/2014	$13.85	0.48	0.41	0.89	(0.35)	(0.71)	(1.06)	$13.68	6.39%
Class L
06/28/2019(Unaudited)	$ 9.27	0.07	0.85	0.92	(0.09)	-	(0.09)	$10.10	9.96% (d)
12/31/2018	$10.51	0.24	(0.69)	(0.45)	(0.29)	(0.50)	(0.79)	$ 9.27	(4.54%)
12/31/2017	$10.04	0.21	0.87	1.08	(0.23)	(0.38)	(0.61)	$10.51	10.83%
12/31/2016 (e)	$10.00	0.18	0.21	0.39	(0.25)	(0.10)	(0.35)	$10.04	3.93% (d)
Institutional Class
06/28/2019(Unaudited)	$ 8.76	0.10	0.81	0.91	(0.12)	-	(0.12)	$ 9.55	10.41% (d)
12/31/2018	$10.01	0.30	(0.68)	(0.38)	(0.37)	(0.50)	(0.87)	$ 8.76	(4.03%)
12/31/2017	$ 9.61	0.33	0.77	1.10	(0.32)	(0.38)	(0.70)	$10.01	11.54%
12/31/2016	$ 9.32	0.27	0.43	0.70	(0.29)	(0.12)	(0.41)	$ 9.61	7.57%
12/31/2015 (f)	$10.00	0.19	(0.50)	(0.31)	(0.29)	(0.08)	(0.37)	$ 9.32	(3.18%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
06/28/2019 (Unaudited)	$ 64,827	0.47% (i)	0.43% (i)	1.73% (i)	5% (d)
12/31/2018	$ 60,993	0.47%	0.44%	2.33%	43%
12/31/2017	$ 92,389	0.47%	0.44%	1.96%	22%
12/31/2016	$108,266	0.47%	0.45%	2.57%	33%
12/31/2015	$ 3,548	0.35%	0.34%	1.87%	46% (j)
12/31/2014	$ 3,728	0.12%	0.12%	1.39%	79%
Service Class
06/28/2019 (Unaudited)	$428,905	0.57% (i)	0.53% (i)	1.55% (i)	5% (d)
12/31/2018	$446,092	0.57%	0.54%	2.28%	43%
12/31/2017	$607,903	0.57%	0.54%	1.90%	22%
12/31/2016	$683,608	0.57%	0.55%	2.42%	33%
12/31/2015	$ 51,634	0.47%	0.45%	1.90%	46% (j)
12/31/2014	$ 38,187	0.22%	0.22%	3.35%	79%
Class L
06/28/2019 (Unaudited)	$265,589	0.72% (i)	0.68% (i)	1.49% (i)	5% (d)
12/31/2018	$245,206	0.72%	0.69%	2.32%	43%
12/31/2017	$260,469	0.72%	0.69%	1.97%	22%
12/31/2016 (e)	$187,837	0.72% (i)	0.69% (i)	2.58% (i)	33%
Institutional Class
06/28/2019 (Unaudited)	$ 83,695	0.12% (i)	0.08% (i)	2.11% (i)	5% (d)
12/31/2018	$ 73,205	0.12%	0.09%	3.06%	43%
12/31/2017	$ 43,287	0.12%	0.09%	3.25%	22%
12/31/2016	$ 12,066	0.12%	0.10%	2.75%	33%
12/31/2015 (f)	$ 10	0.12% (i)	0.09% (i)	2.98% (i)	46% (j)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Class L inception date was April 22, 2016.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2015 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2020 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/28/2019(Unaudited)	$10.00	0.08	1.02	1.10	(0.09)	-	(0.09)	$11.01	10.97% (d)
12/31/2018	$11.12	0.29	(0.82)	(0.53)	(0.30)	(0.29)	(0.59)	$10.00	(4.94%)
12/31/2017	$10.28	0.45	0.82	1.27	(0.36)	(0.07)	(0.43)	$11.12	12.43%
12/31/2016 (e)	$10.00	0.24	0.24	0.48	(0.19)	(0.01)	(0.20)	$10.28	4.84% (d)
Service Class
06/28/2019(Unaudited)	$10.03	0.08	1.01	1.09	(0.08)	-	(0.08)	$11.04	10.90% (d)
12/31/2018	$11.15	0.28	(0.82)	(0.54)	(0.29)	(0.29)	(0.58)	$10.03	(5.02%)
12/31/2017	$10.28	0.28	0.97	1.25	(0.31)	(0.07)	(0.38)	$11.15	12.30%
12/31/2016 (e)	$10.00	0.35	0.13	0.48	(0.19)	(0.01)	(0.20)	$10.28	4.85% (d)
Class L
06/28/2019(Unaudited)	$10.02	0.09	0.99	1.08	(0.08)	-	(0.08)	$11.02	10.78% (d)
12/31/2018	$11.14	0.29	(0.85)	(0.56)	(0.27)	(0.29)	(0.56)	$10.02	(5.17%)
12/31/2017	$10.29	0.43	0.82	1.25	(0.33)	(0.07)	(0.40)	$11.14	12.24%
12/31/2016 (e)	$10.00	0.19	0.28	0.47	(0.17)	(0.01)	(0.18)	$10.29	4.76% (d)
Institutional Class
06/28/2019(Unaudited)	$10.03	0.11	1.01	1.12	(0.11)	-	(0.11)	$11.04	11.13% (d)
12/31/2018	$11.16	0.34	(0.83)	(0.49)	(0.35)	(0.29)	(0.64)	$10.03	(4.58%)
12/31/2017	$10.28	0.29	1.02	1.31	(0.36)	(0.07)	(0.43)	$11.16	12.81%
12/31/2016 (e)	$10.00	1.26	(0.76)	0.50	(0.21)	(0.01)	(0.22)	$10.28	5.03% (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/28/2019 (Unaudited)	$ 15,421	0.47% (h)	0.44% (h)	1.61% (h)	12% (d)
12/31/2018	$ 15,119	0.47%	0.44%	2.65%	46%
12/31/2017	$ 11,305	0.47%	0.45%	4.08%	49%
12/31/2016 (e)	$ 3,016	0.47% (h)	0.45% (h)	3.50% (h)	36% (d)
Service Class
06/28/2019 (Unaudited)	$ 32,879	0.57% (h)	0.54% (h)	1.59% (h)	12% (d)
12/31/2018	$ 31,750	0.57%	0.54%	2.57%	46%
12/31/2017	$ 27,376	0.57%	0.55%	2.51%	49%
12/31/2016 (e)	$ 9,858	0.57% (h)	0.55% (h)	4.97% (h)	36% (d)
Class L
06/28/2019 (Unaudited)	$125,762	0.72% (h)	0.69% (h)	1.68% (h)	12% (d)
12/31/2018	$ 90,032	0.72%	0.69%	2.66%	46%
12/31/2017	$ 50,498	0.72%	0.70%	3.88%	49%
12/31/2016 (e)	$ 10	0.72% (h)	0.45% (h)	2.81% (h)	36% (d)
Institutional Class
06/28/2019 (Unaudited)	$ 55,684	0.12% (h)	0.09% (h)	2.09% (h)	12% (d)
12/31/2018	$ 43,938	0.12%	0.09%	3.10%	46%
12/31/2017	$ 21,434	0.12%	0.10%	2.62%	49%
12/31/2016 (e)	$ 2,557	0.12% (h)	0.10% (h)	17.84% (h)	36% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on April 28, 2016.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2025 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/28/2019(Unaudited)	$13.19	0.11	1.46	1.57	(0.09)	-	(0.09)	$14.67	11.92% (d)
12/31/2018	$15.08	0.32	(1.15)	(0.83)	(0.30)	(0.76)	(1.06)	$13.19	(5.73%)
12/31/2017	$13.97	0.29	1.66	1.95	(0.25)	(0.59)	(0.84)	$15.08	14.14%
12/31/2016	$13.33	0.37	0.70	1.07	(0.26)	(0.17)	(0.43)	$13.97	8.13%
12/31/2015	$15.57	0.28	(0.52)	(0.24)	(0.27)	(1.73)	(2.00)	$13.33	(1.43%)
12/31/2014	$15.96	0.20	0.89	1.09	(0.33)	(1.15)	(1.48)	$15.57	6.81%
Service Class
06/28/2019(Unaudited)	$13.11	0.10	1.46	1.56	(0.08)	-	(0.08)	$14.59	11.94% (d)
12/31/2018	$14.99	0.32	(1.16)	(0.84)	(0.28)	(0.76)	(1.04)	$13.11	(5.82%)
12/31/2017	$13.90	0.29	1.63	1.92	(0.24)	(0.59)	(0.83)	$14.99	13.96%
12/31/2016	$13.26	0.35	0.71	1.06	(0.25)	(0.17)	(0.42)	$13.90	8.07%
12/31/2015	$15.50	0.29	(0.54)	(0.25)	(0.26)	(1.73)	(1.99)	$13.26	(1.54%)
12/31/2014	$16.00	0.46	0.61	1.07	(0.42)	(1.15)	(1.57)	$15.50	6.61%
Class L
06/28/2019(Unaudited)	$ 8.90	0.06	1.00	1.06	(0.09)	-	(0.09)	$ 9.87	11.70% (d)
12/31/2018	$10.56	0.24	(0.84)	(0.60)	(0.30)	(0.76)	(1.06)	$ 8.90	(5.88%)
12/31/2017	$10.05	0.22	1.15	1.37	(0.27)	(0.59)	(0.86)	$10.56	13.81%
12/31/2016 (e)	$10.00	0.19	0.28	0.47	(0.27)	(0.15)	(0.42)	$10.05	4.72% (d)
Institutional Class
06/28/2019(Unaudited)	$ 8.16	0.09	0.91	1.00	(0.12)	-	(0.12)	$ 9.04	12.13% (d)
12/31/2018	$ 9.80	0.29	(0.78)	(0.49)	(0.39)	(0.76)	(1.15)	$ 8.16	(5.41%)
12/31/2017	$ 9.40	0.34	1.01	1.35	(0.36)	(0.59)	(0.95)	$ 9.80	14.56%
12/31/2016	$ 9.13	0.35	0.40	0.75	(0.31)	(0.17)	(0.48)	$ 9.40	8.37%
12/31/2015 (f)	$10.00	0.19	(0.58)	(0.39)	(0.31)	(0.17)	(0.48)	$ 9.13	(3.99%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
06/28/2019 (Unaudited)	$ 124,118	0.47% (i)	0.45% (i)	1.52% (i)	7% (d)
12/31/2018	$ 118,244	0.47%	0.45%	2.17%	39%
12/31/2017	$ 173,780	0.47%	0.45%	1.92%	21%
12/31/2016	$ 196,646	0.47%	0.46%	2.63%	27%
12/31/2015	$ 11,234	0.36%	0.35%	1.85%	35% (j)
12/31/2014	$ 10,799	0.12%	0.12%	1.20%	66%
Service Class
06/28/2019 (Unaudited)	$1,110,376	0.57% (i)	0.55% (i)	1.42% (i)	7% (d)
12/31/2018	$1,081,687	0.57%	0.55%	2.17%	39%
12/31/2017	$1,373,819	0.57%	0.55%	1.93%	21%
12/31/2016	$1,384,606	0.57%	0.56%	2.50%	27%
12/31/2015	$ 85,963	0.47%	0.46%	1.98%	35% (j)
12/31/2014	$ 52,897	0.22%	0.22%	2.80%	66%
Class L
06/28/2019 (Unaudited)	$ 265,022	0.72% (i)	0.70% (i)	1.37% (i)	7% (d)
12/31/2018	$ 221,557	0.72%	0.70%	2.29%	39%
12/31/2017	$ 203,493	0.72%	0.70%	2.05%	21%
12/31/2016 (e)	$ 133,562	0.72% (i)	0.71% (i)	2.67% (i)	27%
Institutional Class
06/28/2019 (Unaudited)	$ 195,397	0.12% (i)	0.10% (i)	1.98% (i)	7% (d)
12/31/2018	$ 157,901	0.12%	0.10%	2.97%	39%
12/31/2017	$ 105,501	0.12%	0.10%	3.42%	21%
12/31/2016	$ 24,853	0.12%	0.11%	3.68%	27%
12/31/2015 (f)	$ 10	0.11% (i)	0.11% (i)	2.98% (i)	35% (j)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Class L inception date was April 22, 2016.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2025 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2030 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/28/2019(Unaudited)	$10.13	0.08	1.26	1.34	(0.08)	-	(0.08)	$11.39	13.10% (d)
12/31/2018	$11.61	0.28	(1.04)	(0.76)	(0.30)	(0.42)	(0.72)	$10.13	(6.74%)
12/31/2017	$10.40	0.35	1.32	1.67	(0.36)	(0.10)	(0.46)	$11.61	16.18%
12/31/2016 (e)	$10.00	0.26	0.34	0.60	(0.19)	(0.01)	(0.20)	$10.40	6.11% (d)
Service Class
06/28/2019(Unaudited)	$10.15	0.07	1.27	1.34	(0.07)	-	(0.07)	$11.42	13.09% (d)
12/31/2018	$11.64	0.27	(1.05)	(0.78)	(0.29)	(0.42)	(0.71)	$10.15	(6.82%)
12/31/2017	$10.40	0.30	1.37	1.67	(0.33)	(0.10)	(0.43)	$11.64	16.13%
12/31/2016 (e)	$10.00	0.56	0.05	0.61	(0.20)	(0.01)	(0.21)	$10.40	6.17% (d)
Class L
06/28/2019(Unaudited)	$10.14	0.07	1.26	1.33	(0.07)	-	(0.07)	$11.40	13.09% (d)
12/31/2018	$11.62	0.29	(1.08)	(0.79)	(0.27)	(0.42)	(0.69)	$10.14	(6.97%)
12/31/2017	$10.41	0.48	1.18	1.66	(0.35)	(0.10)	(0.45)	$11.62	16.04%
12/31/2016 (e)	$10.00	0.19	0.41	0.60	(0.18)	(0.01)	(0.19)	$10.41	6.03% (d)
Institutional Class
06/28/2019(Unaudited)	$10.15	0.10	1.26	1.36	(0.09)	-	(0.09)	$11.42	13.44% (d)
12/31/2018	$11.64	0.33	(1.05)	(0.72)	(0.35)	(0.42)	(0.77)	$10.15	(6.43%)
12/31/2017	$10.40	0.32	1.40	1.72	(0.38)	(0.10)	(0.48)	$11.64	16.60%
12/31/2016 (e)	$10.00	1.42	(0.80)	0.62	(0.21)	(0.01)	(0.22)	$10.40	6.32% (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/28/2019 (Unaudited)	$ 9,818	0.47% (h)	0.45% (h)	1.47% (h)	11% (d)
12/31/2018	$ 8,157	0.47%	0.46%	2.45%	40%
12/31/2017	$ 6,011	0.47%	0.46%	3.09%	35%
12/31/2016 (e)	$ 3,810	0.47% (h)	0.46% (h)	3.71% (h)	17% (d)
Service Class
06/28/2019 (Unaudited)	$ 43,490	0.57% (h)	0.55% (h)	1.28% (h)	11% (d)
12/31/2018	$ 39,959	0.57%	0.56%	2.38%	40%
12/31/2017	$ 31,962	0.57%	0.56%	2.61%	35%
12/31/2016 (e)	$ 8,594	0.57% (h)	0.56% (h)	7.93% (h)	17% (d)
Class L
06/28/2019 (Unaudited)	$103,804	0.72% (h)	0.70% (h)	1.35% (h)	11% (d)
12/31/2018	$ 71,812	0.72%	0.71%	2.56%	40%
12/31/2017	$ 39,597	0.72%	0.71%	4.12%	35%
12/31/2016 (e)	$ 11	0.72% (h)	0.47% (h)	2.83% (h)	17% (d)
Institutional Class
06/28/2019 (Unaudited)	$ 67,254	0.12% (h)	0.10% (h)	1.82% (h)	11% (d)
12/31/2018	$ 49,277	0.12%	0.11%	2.81%	40%
12/31/2017	$ 24,430	0.12%	0.11%	2.84%	35%
12/31/2016 (e)	$ 2,605	0.12% (h)	0.11% (h)	19.81% (h)	17% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on April 28, 2016.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2035 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/28/2019(Unaudited)	$12.71	0.08	1.76	1.84	(0.07)	-	(0.07)	$14.48	14.36% (d)
12/31/2018	$15.26	0.29	(1.44)	(1.15)	(0.26)	(1.14)	(1.40)	$12.71	(7.87%)
12/31/2017	$13.75	0.27	2.22	2.49	(0.26)	(0.72)	(0.98)	$15.26	18.36%
12/31/2016	$13.05	0.35	0.82	1.17	(0.24)	(0.23)	(0.47)	$13.75	9.04%
12/31/2015	$16.51	0.27	(0.59)	(0.32)	(0.25)	(2.89)	(3.14)	$13.05	(1.62%)
12/31/2014	$17.19	0.16	0.98	1.14	(0.27)	(1.55)	(1.82)	$16.51	6.60%
Service Class
06/28/2019(Unaudited)	$12.50	0.07	1.74	1.81	(0.06)	-	(0.06)	$14.25	14.39% (d)
12/31/2018	$15.03	0.28	(1.42)	(1.14)	(0.25)	(1.14)	(1.39)	$12.50	(7.95%)
12/31/2017	$13.57	0.27	2.16	2.43	(0.25)	(0.72)	(0.97)	$15.03	18.13%
12/31/2016	$12.88	0.33	0.82	1.15	(0.23)	(0.23)	(0.46)	$13.57	8.98%
12/31/2015	$16.34	0.28	(0.61)	(0.33)	(0.24)	(2.89)	(3.13)	$12.88	(1.74%)
12/31/2014	$17.20	0.44	0.68	1.12	(0.43)	(1.55)	(1.98)	$16.34	6.44%
Class L
06/28/2019(Unaudited)	$ 8.67	0.05	1.20	1.25	(0.07)	-	(0.07)	$ 9.85	14.26% (d)
12/31/2018	$10.91	0.21	(1.04)	(0.83)	(0.27)	(1.14)	(1.41)	$ 8.67	(8.08%)
12/31/2017	$10.11	0.22	1.58	1.80	(0.28)	(0.72)	(1.00)	$10.91	18.06%
12/31/2016 (e)	$10.00	0.19	0.37	0.56	(0.25)	(0.20)	(0.45)	$10.11	5.63% (d)
Institutional Class
06/28/2019(Unaudited)	$ 7.85	0.07	1.07	1.14	(0.09)	-	(0.09)	$ 8.90	14.58% (d)
12/31/2018	$10.05	0.27	(0.97)	(0.70)	(0.36)	(1.14)	(1.50)	$ 7.85	(7.56%)
12/31/2017	$ 9.41	0.37	1.36	1.73	(0.37)	(0.72)	(1.09)	$10.05	18.69%
12/31/2016	$ 9.07	0.39	0.47	0.86	(0.29)	(0.23)	(0.52)	$ 9.41	9.56%
12/31/2015 (f)	$10.00	0.18	(0.65)	(0.47)	(0.29)	(0.17)	(0.46)	$ 9.07	(4.81%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
06/28/2019 (Unaudited)	$ 113,699	0.47% (i)	0.46% (i)	1.14% (i)	6% (d)
12/31/2018	$ 105,406	0.47%	0.46%	1.89%	37%
12/31/2017	$ 162,090	0.47%	0.46%	1.82%	22%
12/31/2016	$ 175,123	0.47%	0.47%	2.58%	25%
12/31/2015	$ 7,131	0.36%	0.35%	1.72%	27% (j)
12/31/2014	$ 6,688	0.12%	0.12%	0.91%	51%
Service Class
06/28/2019 (Unaudited)	$1,029,513	0.57% (i)	0.56% (i)	1.03% (i)	6% (d)
12/31/2018	$ 978,371	0.57%	0.56%	1.90%	37%
12/31/2017	$1,248,639	0.57%	0.56%	1.85%	22%
12/31/2016	$1,190,559	0.57%	0.57%	2.43%	25%
12/31/2015	$ 69,647	0.47%	0.47%	1.83%	27% (j)
12/31/2014	$ 44,111	0.22%	0.22%	2.49%	51%
Class L
06/28/2019 (Unaudited)	$ 217,751	0.72% (i)	0.71% (i)	0.98% (i)	6% (d)
12/31/2018	$ 179,262	0.72%	0.71%	1.94%	37%
12/31/2017	$ 183,489	0.72%	0.71%	2.01%	22%
12/31/2016 (e)	$ 115,848	0.72% (i)	0.71% (i)	2.71% (i)	25%
Institutional Class
06/28/2019 (Unaudited)	$ 183,384	0.12% (i)	0.11% (i)	1.59% (i)	6% (d)
12/31/2018	$ 143,007	0.12%	0.11%	2.74%	37%
12/31/2017	$ 90,164	0.12%	0.11%	3.64%	22%
12/31/2016	$ 21,727	0.12%	0.11%	4.05%	25%
12/31/2015 (f)	$ 10	0.12% (i)	0.12% (i)	2.85% (i)	27% (j)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Class L inception date was April 22, 2016.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2035 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2040 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/28/2019(Unaudited)	$ 9.91	0.05	1.46	1.51	(0.05)	-	(0.05)	$11.37	15.29% (d)
12/31/2018	$11.68	0.24	(1.23)	(0.99)	(0.32)	(0.46)	(0.78)	$ 9.91	(8.76%)
12/31/2017	$10.45	0.16	1.86	2.02	(0.51)	(0.28)	(0.79)	$11.68	19.53%
12/31/2016 (e)	$10.00	0.24	0.46	0.70	(0.22)	(0.03)	(0.25)	$10.45	7.09% (d)
Service Class
06/28/2019(Unaudited)	$ 9.94	0.05	1.47	1.52	(0.05)	-	(0.05)	$11.41	15.18% (d)
12/31/2018	$11.72	0.25	(1.27)	(1.02)	(0.30)	(0.46)	(0.76)	$ 9.94	(8.85%)
12/31/2017	$10.44	0.30	1.71	2.01	(0.45)	(0.28)	(0.73)	$11.72	19.34%
12/31/2016 (e)	$10.00	0.55	0.15	0.70	(0.23)	(0.03)	(0.26)	$10.44	7.08% (d)
Class L
06/28/2019(Unaudited)	$ 9.95	0.05	1.45	1.50	(0.04)	-	(0.04)	$11.41	15.12% (d)
12/31/2018	$11.71	0.27	(1.29)	(1.02)	(0.28)	(0.46)	(0.74)	$ 9.95	(8.97%)
12/31/2017	$10.46	0.53	1.47	2.00	(0.47)	(0.28)	(0.75)	$11.71	19.22%
12/31/2016 (e)	$10.00	0.19	0.50	0.69	(0.20)	(0.03)	(0.23)	$10.46	7.04% (d)
Institutional Class
06/28/2019(Unaudited)	$ 9.97	0.08	1.47	1.55	(0.07)	-	(0.07)	$11.45	15.46% (d)
12/31/2018	$11.74	0.31	(1.28)	(0.97)	(0.34)	(0.46)	(0.80)	$ 9.97	(8.40%)
12/31/2017	$10.46	0.33	1.72	2.05	(0.49)	(0.28)	(0.77)	$11.74	19.78%
12/31/2016 (e)	$10.00	1.47	(0.74)	0.73	(0.24)	(0.03)	(0.27)	$10.46	7.44% (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/28/2019 (Unaudited)	$ 4,357	0.47% (h)	0.46% (h)	1.01% (h)	10% (d)
12/31/2018	$ 3,638	0.47%	0.46%	2.05%	36%
12/31/2017	$ 3,616	0.47%	0.46%	1.40%	60%
12/31/2016 (e)	$10,771	0.47% (h)	0.46% (h)	3.38% (h)	40% (d)
Service Class
06/28/2019 (Unaudited)	$32,924	0.57% (h)	0.56% (h)	0.94% (h)	10% (d)
12/31/2018	$27,649	0.57%	0.56%	2.18%	36%
12/31/2017	$20,851	0.57%	0.57%	2.61%	60%
12/31/2016 (e)	$ 4,646	0.57% (h)	0.56% (h)	7.76% (h)	40% (d)
Class L
06/28/2019 (Unaudited)	$69,179	0.72% (h)	0.71% (h)	0.88% (h)	10% (d)
12/31/2018	$48,495	0.72%	0.71%	2.33%	36%
12/31/2017	$26,149	0.72%	0.72%	4.49%	60%
12/31/2016 (e)	$ 11	0.72% (h)	0.47% (h)	2.75% (h)	40% (d)
Institutional Class
06/28/2019 (Unaudited)	$43,224	0.12% (h)	0.11% (h)	1.39% (h)	10% (d)
12/31/2018	$31,825	0.12%	0.11%	2.63%	36%
12/31/2017	$12,975	0.12%	0.11%	2.82%	60%
12/31/2016 (e)	$ 1,821	0.12% (h)	0.12% (h)	20.33% (h)	40% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on April 28, 2016.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2045 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/28/2019(Unaudited)	$12.58	0.06	1.93	1.99	(0.05)	-	(0.05)	$14.52	15.72% (d)
12/31/2018	$15.38	0.27	(1.64)	(1.37)	(0.24)	(1.19)	(1.43)	$12.58	(9.36%)
12/31/2017	$13.60	0.25	2.50	2.75	(0.25)	(0.72)	(0.97)	$15.38	20.43%
12/31/2016	$12.82	0.34	0.88	1.22	(0.23)	(0.21)	(0.44)	$13.60	9.53%
12/31/2015	$17.18	0.27	(0.66)	(0.39)	(0.24)	(3.73)	(3.97)	$12.82	(1.90%)
12/31/2014	$17.49	0.14	0.85	0.99	(0.05)	(1.25)	(1.30)	$17.18	5.60%
Service Class
06/28/2019(Unaudited)	$12.11	0.05	1.86	1.91	(0.04)	-	(0.04)	$13.98	15.71% (d)
12/31/2018	$14.86	0.26	(1.59)	(1.33)	(0.23)	(1.19)	(1.42)	$12.11	(9.43%)
12/31/2017	$13.18	0.26	2.38	2.64	(0.24)	(0.72)	(0.96)	$14.86	20.27%
12/31/2016	$12.44	0.31	0.86	1.17	(0.22)	(0.21)	(0.43)	$13.18	9.40%
12/31/2015	$16.78	0.27	(0.66)	(0.39)	(0.22)	(3.73)	(3.95)	$12.44	(1.92%)
12/31/2014	$17.47	0.45	0.57	1.02	(0.46)	(1.25)	(1.71)	$16.78	5.75%
Class L
06/28/2019(Unaudited)	$ 8.79	0.03	1.34	1.37	(0.05)	-	(0.05)	$10.11	15.57% (d)
12/31/2018	$11.22	0.20	(1.19)	(0.99)	(0.25)	(1.19)	(1.44)	$ 8.79	(9.55%)
12/31/2017	$10.18	0.22	1.80	2.02	(0.26)	(0.72)	(0.98)	$11.22	20.14%
12/31/2016 (e)	$10.00	0.19	0.40	0.59	(0.23)	(0.18)	(0.41)	$10.18	5.94% (d)
Institutional Class
06/28/2019(Unaudited)	$ 7.95	0.06	1.21	1.27	(0.08)	-	(0.08)	$ 9.14	15.93% (d)
12/31/2018	$10.33	0.27	(1.12)	(0.85)	(0.34)	(1.19)	(1.53)	$ 7.95	(9.01%)
12/31/2017	$ 9.47	0.40	1.54	1.94	(0.36)	(0.72)	(1.08)	$10.33	20.76%
12/31/2016	$ 9.06	0.37	0.52	0.89	(0.27)	(0.21)	(0.48)	$ 9.47	9.88%
12/31/2015 (f)	$10.00	0.18	(0.70)	(0.52)	(0.27)	(0.15)	(0.42)	$ 9.06	(5.23%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
06/28/2019 (Unaudited)	$ 58,592	0.47% (i)	0.46% (i)	0.88% (i)	7% (d)
12/31/2018	$ 52,347	0.47%	0.46%	1.74%	33%
12/31/2017	$ 82,795	0.47%	0.46%	1.68%	22%
12/31/2016	$ 95,070	0.47%	0.47%	2.55%	23%
12/31/2015	$ 1,918	0.36%	0.35%	1.67%	28% (j)
12/31/2014	$ 1,819	0.12%	0.12%	0.80%	49%
Service Class
06/28/2019 (Unaudited)	$618,163	0.57% (i)	0.56% (i)	0.75% (i)	7% (d)
12/31/2018	$581,048	0.57%	0.56%	1.74%	33%
12/31/2017	$733,375	0.57%	0.56%	1.82%	22%
12/31/2016	$671,090	0.57%	0.57%	2.36%	23%
12/31/2015	$ 36,770	0.47%	0.47%	1.77%	28% (j)
12/31/2014	$ 23,717	0.22%	0.22%	2.52%	49%
Class L
06/28/2019 (Unaudited)	$113,570	0.72% (i)	0.71% (i)	0.67% (i)	7% (d)
12/31/2018	$ 95,073	0.72%	0.71%	1.82%	33%
12/31/2017	$ 93,630	0.72%	0.71%	1.95%	22%
12/31/2016 (e)	$ 58,663	0.72% (i)	0.72% (i)	2.68% (i)	23%
Institutional Class
06/28/2019 (Unaudited)	$111,857	0.12% (i)	0.11% (i)	1.30% (i)	7% (d)
12/31/2018	$ 87,290	0.12%	0.11%	2.64%	33%
12/31/2017	$ 57,098	0.12%	0.11%	3.82%	22%
12/31/2016	$ 11,297	0.12%	0.12%	3.94%	23%
12/31/2015 (f)	$ 9	0.12% (i)	0.11% (i)	2.80% (i)	28% (j)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Class L inception date was April 22, 2016.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2045 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2050 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/28/2019(Unaudited)	$10.20	0.05	1.57	1.62	(0.05)	-	(0.05)	$11.77	15.87% (d)
12/31/2018	$12.14	0.30	(1.42)	(1.12)	(0.32)	(0.50)	(0.82)	$10.20	(9.54%)
12/31/2017	$10.50	0.25	1.90	2.15	(0.39)	(0.12)	(0.51)	$12.14	20.59%
12/31/2016 (e)	$10.00	0.26	0.44	0.70	(0.19)	(0.01)	(0.20)	$10.50	7.15% (d)
Service Class
06/28/2019(Unaudited)	$10.22	0.04	1.57	1.61	(0.04)	-	(0.04)	$11.79	15.79% (d)
12/31/2018	$12.17	0.26	(1.41)	(1.15)	(0.30)	(0.50)	(0.80)	$10.22	(9.70%)
12/31/2017	$10.50	0.35	1.81	2.16	(0.37)	(0.12)	(0.49)	$12.17	20.67%
12/31/2016 (e)	$10.00	0.45	0.26	0.71	(0.20)	(0.01)	(0.21)	$10.50	7.16% (d)
Class L
06/28/2019(Unaudited)	$10.21	0.04	1.56	1.60	(0.04)	-	(0.04)	$11.77	15.65% (d)
12/31/2018	$12.15	0.28	(1.43)	(1.15)	(0.29)	(0.50)	(0.79)	$10.21	(9.78%)
12/31/2017	$10.51	0.47	1.67	2.14	(0.38)	(0.12)	(0.50)	$12.15	20.46%
12/31/2016 (e)	$10.00	0.18	0.52	0.70	(0.18)	(0.01)	(0.19)	$10.51	7.05% (d)
Institutional Class
06/28/2019(Unaudited)	$10.24	0.07	1.57	1.64	(0.07)	-	(0.07)	$11.81	15.99% (d)
12/31/2018	$12.19	0.32	(1.41)	(1.09)	(0.36)	(0.50)	(0.86)	$10.24	(9.21%)
12/31/2017	$10.51	0.34	1.87	2.21	(0.41)	(0.12)	(0.53)	$12.19	21.16%
12/31/2016 (e)	$10.00	1.43	(0.70)	0.73	(0.21)	(0.01)	(0.22)	$10.51	7.45% (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/28/2019 (Unaudited)	$ 2,755	0.47% (h)	0.46% (h)	0.91% (h)	8% (d)
12/31/2018	$ 2,166	0.47%	0.47%	2.49%	33%
12/31/2017	$ 1,304	0.47%	0.46%	2.15%	35%
12/31/2016 (e)	$ 1,198	0.47% (h)	0.46% (h)	3.66% (h)	17% (d)
Service Class
06/28/2019 (Unaudited)	$26,513	0.57% (h)	0.56% (h)	0.80% (h)	8% (d)
12/31/2018	$20,800	0.57%	0.57%	2.14%	33%
12/31/2017	$14,786	0.57%	0.57%	2.99%	35%
12/31/2016 (e)	$ 2,637	0.57% (h)	0.56% (h)	6.37% (h)	17% (d)
Class L
06/28/2019 (Unaudited)	$28,103	0.72% (h)	0.71% (h)	0.72% (h)	8% (d)
12/31/2018	$18,965	0.72%	0.72%	2.31%	33%
12/31/2017	$10,409	0.73%	0.72%	3.89%	35%
12/31/2016 (e)	$ 11	0.72% (h)	0.47% (h)	2.69% (h)	17% (d)
Institutional Class
06/28/2019 (Unaudited)	$26,801	0.12% (h)	0.11% (h)	1.32% (h)	8% (d)
12/31/2018	$17,395	0.12%	0.12%	2.61%	33%
12/31/2017	$ 8,929	0.12%	0.12%	2.88%	35%
12/31/2016 (e)	$ 899	0.12% (h)	0.12% (h)	19.78% (h)	17% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on April 28, 2016.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2055 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/28/2019(Unaudited)	$15.10	0.07	2.36	2.43	(0.05)	-	(0.05)	$17.48	15.71% (d)
12/31/2018	$18.35	0.32	(2.08)	(1.76)	(0.26)	(1.23)	(1.49)	$15.10	(9.75%)
12/31/2017	$16.04	0.30	3.01	3.31	(0.29)	(0.71)	(1.00)	$18.35	20.80%
12/31/2016	$15.10	0.42	1.00	1.42	(0.27)	(0.21)	(0.48)	$16.04	9.44%
12/31/2015	$17.45	0.30	(0.71)	(0.41)	(0.25)	(1.69)	(1.94)	$15.10	(2.17%)
12/31/2014	$17.56	0.15	0.79	0.94	(0.07)	(0.98)	(1.05)	$17.45	5.27%
Service Class
06/28/2019(Unaudited)	$14.68	0.06	2.25	2.31	(0.04)	-	(0.04)	$16.95	15.75% (d)
12/31/2018	$17.83	0.31	(1.98)	(1.67)	(0.25)	(1.23)	(1.48)	$14.68	(9.82%)
12/31/2017	$15.62	0.32	2.88	3.20	(0.28)	(0.71)	(0.99)	$17.83	20.67%
12/31/2016	$14.71	0.37	1.01	1.38	(0.26)	(0.21)	(0.47)	$15.62	9.39%
12/31/2015	$17.05	0.30	(0.71)	(0.41)	(0.24)	(1.69)	(1.93)	$14.71	(2.26%)
12/31/2014	$17.50	0.42	0.48	0.90	(0.37)	(0.98)	(1.35)	$17.05	5.08%
Class L
06/28/2019(Unaudited)	$ 8.57	0.03	1.32	1.35	(0.06)	-	(0.06)	$ 9.86	15.71% (d)
12/31/2018	$11.13	0.21	(1.24)	(1.03)	(0.30)	(1.23)	(1.53)	$ 8.57	(10.03%)
12/31/2017	$10.12	0.25	1.80	2.05	(0.33)	(0.71)	(1.04)	$11.13	20.53%
12/31/2016 (e)	$10.00	0.19	0.40	0.59	(0.28)	(0.19)	(0.47)	$10.12	5.88% (d)
Institutional Class
06/28/2019(Unaudited)	$ 7.68	0.05	1.17	1.22	(0.08)	-	(0.08)	$ 8.82	15.92% (d)
12/31/2018	$10.17	0.27	(1.14)	(0.87)	(0.39)	(1.23)	(1.62)	$ 7.68	(9.43%)
12/31/2017	$ 9.34	0.44	1.51	1.95	(0.41)	(0.71)	(1.12)	$10.17	21.24%
12/31/2016	$ 8.99	0.42	0.46	0.88	(0.32)	(0.21)	(0.53)	$ 9.34	9.87%
12/31/2015 (f)	$10.00	0.18	(0.74)	(0.56)	(0.29)	(0.16)	(0.45)	$ 8.99	(5.67%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
06/28/2019 (Unaudited)	$ 22,908	0.47% (i)	0.46% (i)	0.81% (i)	10% (d)
12/31/2018	$ 20,048	0.47%	0.46%	1.74%	36%
12/31/2017	$ 38,953	0.47%	0.46%	1.71%	25%
12/31/2016	$ 41,159	0.47%	0.47%	2.66%	20%
12/31/2015	$ 320	0.36%	0.36%	1.74%	26% (j)
12/31/2014	$ 258	0.12%	0.12%	0.83%	75%
Service Class
06/28/2019 (Unaudited)	$281,515	0.57% (i)	0.56% (i)	0.71% (i)	10% (d)
12/31/2018	$248,803	0.57%	0.56%	1.77%	36%
12/31/2017	$287,723	0.57%	0.56%	1.86%	25%
12/31/2016	$244,187	0.57%	0.57%	2.42%	20%
12/31/2015	$ 10,004	0.48%	0.47%	1.84%	26% (j)
12/31/2014	$ 5,713	0.22%	0.22%	2.34%	75%
Class L
06/28/2019 (Unaudited)	$ 20,578	0.72% (i)	0.71% (i)	0.63% (i)	10% (d)
12/31/2018	$ 16,384	0.72%	0.71%	1.92%	36%
12/31/2017	$ 14,498	0.72%	0.71%	2.23%	25%
12/31/2016 (e)	$ 7,380	0.72% (i)	0.71% (i)	2.62% (i)	20%
Institutional Class
06/28/2019 (Unaudited)	$ 61,526	0.12% (i)	0.11% (i)	1.24% (i)	10% (d)
12/31/2018	$ 46,123	0.12%	0.11%	2.78%	36%
12/31/2017	$ 26,985	0.12%	0.11%	4.30%	25%
12/31/2016	$ 2,797	0.12%	0.12%	4.43%	20%
12/31/2015 (f)	$ 9	0.12% (i)	0.12% (i)	2.71% (i)	26% (j)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Class L inception date was April 22, 2016.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2055 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2060 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/28/2019(Unaudited) (d)	$10.00	0.05	0.03	0.08	(0.05)	-	(0.05)	$10.03	0.80% (e)
Service Class
06/28/2019(Unaudited) (d)	$10.00	0.05	0.03	0.08	(0.05)	-	(0.05)	$10.03	0.79% (e)
Class L
06/28/2019(Unaudited) (d)	$10.00	0.05	0.03	0.08	(0.05)	-	(0.05)	$10.03	0.80% (e)
Institutional Class
06/28/2019(Unaudited) (d)	$10.00	0.05	0.03	0.08	(0.05)	-	(0.05)	$10.03	0.85% (e)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/28/2019(Unaudited) (d)	$10	0.47% (h)	0.46% (h)	3.27% (h)	1% (e)
Service Class
06/28/2019(Unaudited) (d)	$10	0.57% (h)	0.46% (h)	3.22% (h)	1% (e)
Class L
06/28/2019(Unaudited) (d)	$10	0.72% (h)	0.46% (h)	3.20% (h)	1% (e)
Institutional Class
06/28/2019(Unaudited) (d)	$10	0.12% (h)	0.11% (h)	3.35% (h)	1% (e)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Fund commenced operations on May 2, 2019.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-seven funds. Interests in the Great-West Lifetime 2015 Fund, the Great-West Lifetime 2020 Fund, the Great-West Lifetime 2025 Fund, the Great-West Lifetime 2030 Fund, the Great-West Lifetime 2035 Fund, the Great-West Lifetime 2040 Fund, the Great-West Lifetime 2045 Fund, Great-West Lifetime 2050 Fund, the Great-West Lifetime 2055 Fund and the Great-West Lifetime 2060 Fund (each a Fund, collectively the Funds) are included herein. The investment objective of each Fund is to seek capital appreciation and income consistent with its current asset allocation, except the investment objective of the Great-West Lifetime 2015 Fund is to seek income and secondarily, capital growth. After the transition year, noted in the name of the Fund, the investment objective is to seek income and secondarily, capital growth. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
Each of the Funds offer four share classes, referred to as Investor Class, Service Class, Class L and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

Semi-Annual Report - June 28, 2019

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 28, 2019, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 28, 2019 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Great-West Lifetime 2015 Fund	$860,611,129	$21,486,140	$(38,745,799)	$(17,259,659)
Great-West Lifetime 2020 Fund	236,902,730	4,645,313	(11,716,733)	(7,071,420)
Great-West Lifetime 2025 Fund	1,725,085,885	55,616,619	(85,136,466)	(29,519,847)
Great-West Lifetime 2030 Fund	234,008,861	5,225,408	(14,789,030)	(9,563,622)
Great-West Lifetime 2035 Fund	1,583,313,710	58,800,490	(97,166,128)	(38,365,638)
Great-West Lifetime 2040 Fund	158,286,075	4,048,173	(12,595,442)	(8,547,269)
Great-West Lifetime 2045 Fund	933,979,975	35,430,086	(66,877,698)	(31,447,612)
Great-West Lifetime 2050 Fund	88,551,055	2,410,318	(6,760,228)	(4,349,910)
Great-West Lifetime 2055 Fund	404,061,766	13,455,496	(30,847,718)	(17,392,222)
Great-West Lifetime 2060 Fund	40,220	310	(208)	102

Semi-Annual Report - June 28, 2019

2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract, and to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from unaffiliated underlying funds. The amount waived, if any, is reflected in the Statement of Operations.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to Investor Class, Service Class and Class L shareholders and account owners and receives from the Investor Class, Service Class and Class L shares of each Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Service Class and Class L shares and for providing or arranging for the provision of services to Service Class and Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Service Class shares and 0.25% of the Class L shares. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-seven funds for which they serve as directors was $540,000 for the period ended June 28, 2019.
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the SEC. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the period ended June 28, 2019, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Great-West Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	9,161,446	$88,739,641	$5,921,278	$ 8,321,846	$ (230,703)	$ 4,267,629	$1,223,648	$ 90,606,702	10.75%
Great-West Core Bond Fund Institutional Class	4,478,920	43,577,388	2,583,700	3,949,260	(60,157)	2,308,635	642,146	44,520,463	5.28
Great-West Global Bond Fund Institutional Class	5,024,218	45,202,570	2,621,643	2,994,871	73,225	1,443,706	708,495	46,273,048	5.49

Semi-Annual Report - June 28, 2019

Great-West Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
Great-West Inflation-Protected Securities Fund Institutional Class	10,171,369	$97,915,624	$5,852,931	$ 7,937,300	$ (206,346)	$ 4,153,300	$1,053,090	$ 99,984,555	11.86%
Great-West Multi-Sector Bond Fund Institutional Class	3,883,873	35,748,402	2,049,183	3,459,735	(212,005)	2,287,075	940,130	36,624,925	4.34
Great-West Putnam High Yield Bond Fund Institutional Class	2,960,780	27,080,469	1,394,360	2,665,709	458	1,963,002	692,213	27,772,122	3.29
Great-West Short Duration Bond Fund Institutional Class	3,833,118	37,156,460	2,600,084	2,716,515	(20,714)	946,168	543,418	37,986,197	4.51
					(656,242)	17,369,515	5,803,140	383,768,012	45.52
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	274,115	3,148,969	148,513	478,388	124,605	401,762	-	3,220,856	0.38
Great-West Emerging Markets Equity Fund Institutional Class	1,366,347	11,648,160	747,101	2,195,899	(316,454)	1,715,186	-	11,914,548	1.41
Great-West International Growth Fund Institutional Class	2,181,013	18,098,608	410,960	3,629,614	(98,736)	3,658,657	-	18,538,611	2.20
Great-West International Index Fund Institutional Class	4,172,803	40,219,077	1,203,980	5,310,686	454,647	4,989,741	-	41,102,112	4.88
Great-West International Value Fund Institutional Class	2,835,607	22,158,491	680,286	3,705,374	(626,137)	3,466,389	-	22,599,792	2.68
Great-West Large Cap Growth Fund Institutional Class	2,992,826	31,857,751	781,490	6,715,983	857,977	6,189,762	53,615	32,113,020	3.81
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,032,376	7,621,247	425,857	1,972,195	(414,770)	1,750,499	26,801	7,825,408	0.93
Great-West Mid Cap Value Fund Institutional Class	1,481,940	12,750,426	714,589	2,012,156	47,921	1,588,208	84,076	13,041,067	1.55
Great-West Putnam Equity Income Fund Institutional Class	2,055,693	18,652,323	656,188	2,990,651	45,767	2,717,860	159,754	19,035,720	2.26
Great-West Real Estate Index Fund Institutional Class	1,474,754	13,412,298	943,705	3,015,896	(335,738)	2,301,367	203,755	13,641,474	1.62
Great-West S&P 500® Index Fund Institutional Class	7,093,536	69,079,799	2,570,948	12,104,472	356,243	10,679,733	958,337	70,226,008	8.33
Great-West S&P Mid Cap 400® Index Fund Institutional Class	3,374,650	29,507,393	1,553,958	5,328,006	238,135	4,537,270	261,277	30,270,615	3.59
Great-West S&P Small Cap 600® Index Fund Institutional Class	1,794,397	14,196,390	1,225,350	2,871,577	(366,753)	2,056,228	122,264	14,606,391	1.73
Great-West T. Rowe Price Equity Income Fund Institutional Class	2,460,744	18,624,587	773,831	3,097,189	(173,283)	2,720,323	292,161	19,021,552	2.26
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,633,901	13,655,906	320,069	3,333,690	(210,087)	3,245,872	15,464	13,888,157	1.65
					(416,663)	52,018,857	2,177,504	331,045,331	39.28
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	88,583,100	86,559,236	6,421,151	5,040,878	-	-	643,591	88,583,100	10.51
					0	0	643,591	88,583,100	10.51
				Total	$(1,072,905)	$69,388,372	$8,624,235	$803,396,443	95.31%

Semi-Annual Report - June 28, 2019

Great-West Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,578,400	$19,904,330	$6,641,656	$2,115,049	$ (44,579)	$ 1,069,439	$ 323,597	$ 25,500,376	11.10%
Great-West Core Bond Fund Institutional Class	1,258,709	9,759,021	3,194,876	1,017,752	(14,558)	575,422	170,379	12,511,567	5.45
Great-West Global Bond Fund Institutional Class	1,323,199	9,487,572	3,178,467	831,133	(17,104)	351,757	185,419	12,186,663	5.30
Great-West Inflation-Protected Securities Fund Institutional Class	2,093,883	16,045,765	5,415,420	1,637,230	(52,293)	758,915	215,436	20,582,870	8.96
Great-West Multi-Sector Bond Fund Institutional Class	1,081,138	7,933,573	2,590,980	832,228	(30,412)	502,809	260,170	10,195,134	4.44
Great-West Putnam High Yield Bond Fund Institutional Class	795,661	5,809,575	1,812,662	624,594	(37,983)	465,652	184,923	7,463,295	3.25
Great-West Short Duration Bond Fund Institutional Class	821,965	6,343,885	2,213,044	587,454	(7,162)	176,199	109,660	8,145,674	3.54
					(204,091)	3,900,193	1,449,584	96,585,579	42.04
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	84,522	777,316	205,778	118,908	5,929	128,952	-	993,138	0.43
Great-West Emerging Markets Equity Fund Institutional Class	455,921	3,110,682	989,070	606,365	(87,250)	482,245	-	3,975,633	1.73
Great-West International Growth Fund Institutional Class	693,308	4,674,484	1,008,972	1,005,266	(232,306)	1,214,931	-	5,893,121	2.57
Great-West International Index Fund Institutional Class	1,324,605	10,189,809	2,707,440	1,455,169	(119,995)	1,605,278	-	13,047,358	5.68
Great-West International Value Fund Institutional Class	898,912	5,859,103	1,405,224	1,317,715	(444,940)	1,217,715	-	7,164,327	3.12
Great-West Large Cap Growth Fund Institutional Class	906,137	7,909,415	1,626,798	1,868,000	(215,670)	2,054,637	16,055	9,722,850	4.23
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	345,763	2,044,880	566,235	455,812	(92,854)	465,579	8,905	2,620,882	1.14
Great-West Mid Cap Value Fund Institutional Class	448,173	3,094,530	875,452	524,096	(92,980)	498,034	25,260	3,943,920	1.72
Great-West Putnam Equity Income Fund Institutional Class	618,672	4,543,694	1,111,441	717,706	(85,351)	791,473	47,839	5,728,902	2.49
Great-West Real Estate Index Fund Institutional Class	408,211	2,942,885	971,496	591,216	(11,921)	452,783	55,351	3,775,948	1.64
Great-West S&P 500® Index Fund Institutional Class	2,139,119	17,113,918	4,019,847	3,277,137	(489,604)	3,320,653	287,336	21,177,281	9.22
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,020,919	7,194,404	1,933,298	1,376,163	(202,243)	1,406,107	78,398	9,157,646	3.99
Great-West S&P Small Cap 600® Index Fund Institutional Class	598,727	3,861,079	1,240,257	907,506	(214,033)	679,809	40,397	4,873,639	2.12
Great-West T. Rowe Price Equity Income Fund Institutional Class	740,821	4,546,182	1,163,840	788,877	(157,641)	805,400	87,446	5,726,545	2.49
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	493,793	3,388,423	654,470	798,794	(160,367)	953,140	4,644	4,197,239	1.83
					(2,601,226)	16,076,736	651,631	101,998,429	44.40

Semi-Annual Report - June 28, 2019

Great-West Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	19,022,595	$14,800,171	$5,308,422	$1,209,724	$ -	$ -	$ 123,726	$ 19,022,595	8.28%
					0	0	123,726	19,022,595	8.28
				Total	$(2,805,317)	$19,976,929	$2,224,941	$217,606,603	94.72%
Great-West Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	18,021,236	$166,080,888	$16,781,910	$12,775,370	$ (346,423)	$ 8,142,602	$ 2,393,402	$ 178,230,030	10.52%
Great-West Core Bond Fund Institutional Class	8,824,823	81,625,543	7,572,733	5,887,255	(73,912)	4,407,717	1,258,669	87,718,738	5.18
Great-West Global Bond Fund Institutional Class	8,841,310	75,625,780	6,686,482	3,423,156	33,215	2,539,356	1,250,054	81,428,462	4.80
Great-West Inflation-Protected Securities Fund Institutional Class	10,620,427	97,162,334	9,131,010	6,048,102	(146,507)	4,153,553	1,102,815	104,398,795	6.16
Great-West Multi-Sector Bond Fund Institutional Class	7,543,397	65,953,576	5,536,284	4,455,656	(214,508)	4,100,035	1,831,508	71,134,239	4.20
Great-West Putnam High Yield Bond Fund Institutional Class	5,402,172	46,928,688	3,600,529	3,397,284	(94,770)	3,540,439	1,266,204	50,672,372	2.99
Great-West Short Duration Bond Fund Institutional Class	4,420,990	40,731,965	4,469,520	2,439,679	(17,112)	1,050,203	623,092	43,812,009	2.58
					(860,017)	27,933,905	9,725,744	617,394,645	36.43
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	711,704	7,763,138	431,070	968,403	176,968	1,136,723	-	8,362,528	0.49
Great-West Emerging Markets Equity Fund Institutional Class	4,257,715	34,625,987	2,556,095	4,948,349	(700,788)	4,893,542	-	37,127,275	2.19
Great-West International Growth Fund Institutional Class	6,104,675	48,254,187	1,567,295	8,193,008	(547,926)	10,261,260	-	51,889,734	3.06
Great-West International Index Fund Institutional Class	11,679,243	107,012,065	4,470,257	11,158,231	69,150	14,716,456	-	115,040,547	6.79
Great-West International Value Fund Institutional Class	7,937,219	59,182,262	2,382,082	7,793,732	(1,782,387)	9,489,025	-	63,259,637	3.73
Great-West Large Cap Growth Fund Institutional Class	7,598,478	77,033,857	1,943,852	14,166,804	699,749	16,720,763	136,146	81,531,668	4.81
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	3,156,855	22,162,962	1,381,774	4,343,186	(786,998)	4,727,407	82,101	23,928,957	1.41
Great-West Mid Cap Value Fund Institutional Class	3,757,386	30,698,645	1,914,283	4,067,166	(555,037)	4,519,238	213,292	33,065,000	1.95
Great-West Putnam Equity Income Fund Institutional Class	5,201,480	44,861,976	180,279	5,857,969	(592,675)	7,358,900	404,736	48,165,702	2.84
Great-West Real Estate Index Fund Institutional Class	3,012,023	26,044,342	2,060,627	4,332,489	(214,492)	4,088,733	416,233	27,861,213	1.64

Semi-Annual Report - June 28, 2019

Great-West Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
Great-West S&P 500® Index Fund Institutional Class	17,989,902	$166,762,572	$ 7,061,415	$23,355,541	$ (510,451)	$ 27,631,579	$ 2,433,711	$ 178,100,025	10.51%
Great-West S&P Mid Cap 400® Index Fund Institutional Class	8,571,979	71,301,843	3,763,896	11,081,935	(1,221,845)	12,906,849	664,500	76,890,653	4.54
Great-West S&P Small Cap 600® Index Fund Institutional Class	5,472,939	41,360,096	3,985,468	6,124,072	(388,717)	5,328,228	373,671	44,549,720	2.63
Great-West T. Rowe Price Equity Income Fund Institutional Class	6,224,991	44,812,945	2,238,034	6,356,573	(1,188,011)	7,424,775	739,575	48,119,181	2.84
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	4,149,543	32,998,337	771,698	6,217,792	(212,057)	7,718,870	39,320	35,271,113	2.08
					(7,755,517)	138,922,348	5,503,285	873,162,953	51.51
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	101,980,115	94,705,377	11,327,006	4,778,493	-	-	726,225	101,980,115	6.02
					0	0	726,225	101,980,115	6.02
				Total	$(8,615,534)	$166,856,253	$15,955,254	$1,592,537,713	93.96%
Great-West Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,005,679	$14,926,001	$5,789,567	$1,707,905	$ (25,162)	$ 828,503	$ 253,076	$ 19,836,166	8.84%
Great-West Core Bond Fund Institutional Class	979,374	7,315,213	2,773,168	796,683	(6,395)	443,279	133,115	9,734,977	4.34
Great-West Global Bond Fund Institutional Class	942,461	6,511,194	2,522,664	597,235	(9,533)	243,444	132,145	8,680,067	3.87
Great-West Inflation-Protected Securities Fund Institutional Class	823,329	6,083,080	2,354,241	640,204	(17,681)	296,208	84,861	8,093,325	3.61
Great-West Multi-Sector Bond Fund Institutional Class	833,033	5,887,724	2,219,353	629,798	(19,274)	378,220	200,506	7,855,499	3.50
Great-West Putnam High Yield Bond Fund Institutional Class	582,575	4,093,527	1,464,890	421,795	(21,838)	327,930	135,302	5,464,552	2.44
Great-West Short Duration Bond Fund Institutional Class	372,221	2,769,074	1,110,150	268,869	(2,122)	78,359	49,865	3,688,713	1.64
					(102,005)	2,595,943	988,870	63,353,299	28.24
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	107,552	950,293	295,109	142,921	4,881	161,252	-	1,263,732	0.56
Great-West Emerging Markets Equity Fund Institutional Class	722,797	4,746,357	1,720,230	899,716	(130,923)	735,922	-	6,302,793	2.81
Great-West International Growth Fund Institutional Class	982,347	6,280,025	1,612,127	1,188,377	(276,832)	1,646,177	-	8,349,952	3.72
Great-West International Index Fund Institutional Class	1,876,610	13,901,160	4,030,286	1,599,378	(90,459)	2,152,540	-	18,484,608	8.24

Semi-Annual Report - June 28, 2019

Great-West Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
Great-West International Value Fund Institutional Class	1,274,475	$ 7,690,984	$2,218,371	$1,189,852	$ (372,581)	$ 1,438,059	$ -	$ 10,157,562	4.53%
Great-West Large Cap Growth Fund Institutional Class	1,166,059	9,583,692	2,141,797	1,671,400	(137,006)	2,457,727	20,676	12,511,816	5.58
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	528,303	3,003,833	933,412	620,432	(134,181)	687,723	13,629	4,004,536	1.78
Great-West Mid Cap Value Fund Institutional Class	576,219	3,815,904	1,241,441	593,258	(107,017)	606,641	32,465	5,070,728	2.26
Great-West Putnam Equity Income Fund Institutional Class	796,925	5,575,429	1,538,037	699,301	(79,060)	965,357	61,461	7,379,522	3.29
Great-West Real Estate Index Fund Institutional Class	405,490	2,809,509	1,014,802	510,236	(9,491)	436,707	55,260	3,750,782	1.67
Great-West S&P 500® Index Fund Institutional Class	2,758,370	20,769,644	5,507,870	2,874,197	(347,113)	3,904,549	369,910	27,307,866	12.17
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,313,965	8,858,002	2,727,978	1,516,292	(213,821)	1,716,578	101,094	11,786,266	5.25
Great-West S&P Small Cap 600® Index Fund Institutional Class	915,077	5,582,142	2,064,262	1,117,749	(241,396)	920,071	61,851	7,448,726	3.32
Great-West T. Rowe Price Equity Income Fund Institutional Class	953,689	5,568,057	1,609,483	766,349	(147,857)	960,825	112,256	7,372,016	3.29
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	636,278	4,115,130	928,262	775,411	(138,775)	1,140,383	5,975	5,408,364	2.41
					(2,421,631)	19,930,511	834,577	136,599,269	60.88
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	8,585,118	6,437,890	2,645,085	553,872	-	-	56,015	8,585,118	3.83
					0	0	56,015	8,585,118	3.83
				Total	$(2,523,636)	$22,526,454	$1,879,462	$208,537,686	92.95%
Great-West Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	10,055,464	$ 90,556,003	$12,261,235	$ 7,770,379	$ (88,956)	$ 4,401,685	$ 1,336,458	$ 99,448,544	6.44%
Great-West Core Bond Fund Institutional Class	4,912,290	44,391,776	5,623,865	3,524,043	49,785	2,336,567	701,159	48,828,165	3.16
Great-West Global Bond Fund Institutional Class	4,564,277	38,159,770	4,691,682	2,034,332	80,039	1,219,873	646,336	42,036,993	2.72
Great-West Inflation-Protected Securities Fund Institutional Class	2,692,569	24,073,894	3,112,450	1,763,801	(41,160)	1,045,411	279,944	26,467,954	1.71
Great-West Multi-Sector Bond Fund Institutional Class	4,167,504	35,572,092	4,139,858	2,567,057	(49,915)	2,154,666	1,013,201	39,299,559	2.55
Great-West Putnam High Yield Bond Fund Institutional Class	2,860,526	24,251,745	2,409,806	1,608,305	10,024	1,778,484	671,554	26,831,730	1.74

Semi-Annual Report - June 28, 2019

Great-West Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
Great-West Short Duration Bond Fund Institutional Class	1,381,703	$ 12,441,343	$ 1,786,624	$ 862,263	$ (9,237)	$ 326,973	$ 194,872	$ 13,692,677	0.89%
					(49,420)	13,263,659	4,843,524	296,605,622	19.21
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	846,518	9,022,667	558,459	1,003,421	171,919	1,368,883	-	9,946,588	0.64
Great-West Emerging Markets Equity Fund Institutional Class	6,226,085	49,489,795	3,911,112	5,969,692	(799,872)	6,860,247	-	54,291,462	3.52
Great-West International Growth Fund Institutional Class	8,038,385	61,988,188	1,985,157	9,699,654	(1,411,887)	14,052,586	-	68,326,277	4.42
Great-West International Index Fund Institutional Class	15,362,138	137,519,735	5,891,218	11,973,682	(697,695)	19,879,785	-	151,317,056	9.80
Great-West International Value Fund Institutional Class	10,436,331	75,877,537	3,088,903	7,448,041	(1,659,099)	11,659,158	-	83,177,557	5.39
Great-West Large Cap Growth Fund Institutional Class	9,095,919	89,922,096	2,410,040	15,930,279	(598,476)	21,197,352	163,006	97,599,209	6.32
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	4,459,561	30,574,753	2,278,866	5,249,450	(714,902)	6,199,302	115,897	33,803,471	2.19
Great-West Mid Cap Value Fund Institutional Class	4,515,058	36,058,525	2,457,375	4,006,280	(536,091)	5,222,891	256,306	39,732,511	2.57
Great-West Putnam Equity Income Fund Institutional Class	6,240,470	52,583,215	2,098,775	5,612,232	(703,945)	8,716,990	485,907	57,786,748	3.74
Great-West Real Estate Index Fund Institutional Class	2,781,308	23,444,970	2,212,097	3,694,224	(249,701)	3,764,258	384,740	25,727,101	1.67
Great-West S&P 500® Index Fund Institutional Class	21,548,102	195,094,270	8,168,882	20,636,717	1,382,454	30,699,777	2,918,361	213,326,212	13.81
Great-West S&P Mid Cap 400® Index Fund Institutional Class	10,278,361	83,459,085	5,195,480	11,415,351	(1,160,750)	14,957,685	796,548	92,196,899	5.97
Great-West S&P Small Cap 600® Index Fund Institutional Class	7,721,686	56,804,369	6,333,313	7,272,415	(163,125)	6,989,258	526,917	62,854,525	4.07
Great-West T. Rowe Price Equity Income Fund Institutional Class	7,468,514	52,530,513	2,580,184	6,256,144	(1,497,815)	8,877,058	888,471	57,731,611	3.74
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	4,965,591	38,494,110	990,284	6,864,652	(715,569)	9,587,780	47,043	42,207,522	2.73
					(9,354,554)	170,033,010	6,583,196	1,090,024,749	70.58
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	31,996,620	29,042,750	4,470,427	1,742,778	-	-	226,221	31,996,620	2.07
					0	0	226,221	31,996,620	2.07
				Total	$(9,403,974)	$183,296,669	$11,652,941	$1,418,626,991	91.86%

Semi-Annual Report - June 28, 2019

Great-West Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	649,138	$ 4,762,829	$2,024,038	$ 636,094	$ (6,289)	$ 269,197	$ 82,275	$ 6,419,970	4.29%
Great-West Core Bond Fund Institutional Class	317,002	2,336,228	967,676	296,708	(945)	143,807	43,322	3,151,003	2.10
Great-West Global Bond Fund Institutional Class	286,998	1,955,047	820,787	207,302	(3,696)	74,717	40,493	2,643,249	1.77
Great-West Inflation-Protected Securities Fund Institutional Class	97,154	707,902	300,943	89,389	(2,387)	35,571	10,065	955,027	0.64
Great-West Multi-Sector Bond Fund Institutional Class	268,300	1,868,105	769,750	231,548	(7,815)	123,764	64,895	2,530,071	1.69
Great-West Putnam High Yield Bond Fund Institutional Class	182,005	1,260,872	490,388	147,504	(7,694)	103,448	42,524	1,707,204	1.14
Great-West Short Duration Bond Fund Institutional Class	63,213	464,073	201,521	52,376	(104)	13,226	8,518	626,444	0.42
					(28,930)	763,730	292,092	18,032,968	12.05
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	88,131	769,382	230,137	97,537	2,634	133,561	-	1,035,543	0.69
Great-West Emerging Markets Equity Fund Institutional Class	715,259	4,628,864	1,708,773	818,620	(123,776)	718,044	-	6,237,061	4.17
Great-West International Growth Fund Institutional Class	878,674	5,543,241	1,414,724	933,271	(210,433)	1,444,037	-	7,468,730	4.99
Great-West International Index Fund Institutional Class	1,678,847	12,266,186	3,665,891	1,330,498	(86,407)	1,935,064	-	16,536,643	11.05
Great-West International Value Fund Institutional Class	1,139,170	6,815,189	1,985,905	992,737	(315,706)	1,270,830	-	9,079,187	6.07
Great-West Large Cap Growth Fund Institutional Class	947,186	7,724,028	1,737,420	1,303,744	(92,806)	2,005,600	16,965	10,163,304	6.79
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	501,681	2,809,774	860,316	499,967	(106,572)	632,620	13,006	3,802,743	2.54
Great-West Mid Cap Value Fund Institutional Class	469,007	3,063,849	968,228	379,950	(70,508)	475,131	26,604	4,127,258	2.76
Great-West Putnam Equity Income Fund Institutional Class	650,280	4,489,659	1,265,022	519,010	(59,984)	785,921	50,599	6,021,592	4.02
Great-West Real Estate Index Fund Institutional Class	272,570	1,878,076	707,651	358,309	(2,488)	293,850	37,447	2,521,268	1.68
Great-West S&P 500® Index Fund Institutional Class	2,252,571	16,754,165	4,397,526	2,025,049	(251,329)	3,173,812	304,436	22,300,454	14.90
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,074,521	7,128,939	2,148,223	1,013,267	(148,439)	1,374,562	82,971	9,638,457	6.44
Great-West S&P Small Cap 600® Index Fund Institutional Class	873,210	5,241,413	1,932,488	885,384	(179,127)	819,410	59,220	7,107,927	4.75
Great-West T. Rowe Price Equity Income Fund Institutional Class	779,579	4,485,442	1,344,932	584,346	(114,200)	780,114	92,559	6,026,142	4.03
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	516,833	3,306,391	740,063	573,101	(98,985)	919,724	4,895	4,393,077	2.93
					(1,858,126)	16,762,280	688,702	116,459,386	77.81

Semi-Annual Report - June 28, 2019

Great-West Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	1,476,549	$ 1,092,944	$ 486,990	$ 113,142	$ -	$ -	$ 9,757	$ 1,476,549	0.99%
					0	0	9,757	1,476,549	0.99
				Total	$(1,887,056)	$17,526,010	$990,551	$135,968,903	90.85%
Great-West Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,834,397	$ 25,338,234	$4,236,724	$ 2,786,934	$ (24,409)	$ 1,244,167	$ 377,008	$ 28,032,191	3.11%
Great-West Core Bond Fund Institutional Class	1,383,725	12,415,571	1,956,512	1,272,711	17,612	654,853	197,682	13,754,225	1.52
Great-West Global Bond Fund Institutional Class	1,229,193	10,204,346	1,515,372	715,912	30,203	317,061	174,562	11,320,867	1.25
Great-West Inflation-Protected Securities Fund Institutional Class	146,179	1,297,491	209,707	127,834	(2,959)	57,577	15,246	1,436,941	0.16
Great-West Multi-Sector Bond Fund Institutional Class	1,163,680	9,867,837	1,422,166	911,154	(10,323)	594,654	283,610	10,973,504	1.22
Great-West Putnam High Yield Bond Fund Institutional Class	777,276	6,548,885	798,796	507,998	31,174	451,164	182,879	7,290,847	0.81
Great-West Short Duration Bond Fund Institutional Class	181,203	1,619,889	279,015	145,950	(1,148)	42,767	25,578	1,795,721	0.20
					40,150	3,362,243	1,256,565	74,604,296	8.27
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	540,698	5,718,962	435,614	666,507	105,060	865,136	-	6,353,205	0.70
Great-West Emerging Markets Equity Fund Institutional Class	4,830,306	38,172,827	3,483,040	4,869,198	(687,445)	5,333,601	-	42,120,270	4.67
Great-West International Growth Fund Institutional Class	5,649,009	43,310,366	1,621,236	6,774,447	(1,025,386)	9,859,422	-	48,016,577	5.32
Great-West International Index Fund Institutional Class	10,798,001	95,935,937	4,767,610	8,082,014	(355,033)	13,738,777	-	106,360,310	11.79
Great-West International Value Fund Institutional Class	7,336,446	52,985,266	2,597,414	5,282,110	(1,197,240)	8,170,903	-	58,471,473	6.48
Great-West Large Cap Growth Fund Institutional Class	5,849,103	57,273,651	2,012,457	10,269,070	(613,022)	13,743,832	104,913	62,760,870	6.96
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	3,310,493	22,539,294	2,070,475	4,191,605	(657,224)	4,675,376	86,299	25,093,540	2.78
Great-West Mid Cap Value Fund Institutional Class	2,893,881	22,941,421	1,962,294	2,796,891	(403,414)	3,359,330	164,721	25,466,154	2.82
Great-West Putnam Equity Income Fund Institutional Class	3,994,367	33,410,285	1,690,493	3,714,919	(516,597)	5,601,975	311,791	36,987,834	4.10
Great-West Real Estate Index Fund Institutional Class	1,651,320	13,843,052	1,633,532	2,554,543	(287,164)	2,352,672	228,948	15,274,713	1.69

Semi-Annual Report - June 28, 2019

Great-West Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
Great-West S&P 500® Index Fund Institutional Class	13,829,088	$124,227,668	$5,876,778	$12,779,872	$ 841,273	$ 19,583,399	$1,877,242	$136,907,973	15.17%
Great-West S&P Mid Cap 400® Index Fund Institutional Class	6,587,751	53,109,278	4,302,532	7,861,541	(815,069)	9,541,862	511,914	59,092,130	6.55
Great-West S&P Small Cap 600® Index Fund Institutional Class	5,724,975	41,840,272	5,466,106	6,042,890	(346,629)	5,337,807	391,805	46,601,295	5.17
Great-West T. Rowe Price Equity Income Fund Institutional Class	4,781,112	33,379,741	2,010,237	4,144,113	(1,027,291)	5,712,132	569,887	36,957,997	4.10
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	3,186,790	24,519,348	868,216	4,519,902	(580,100)	6,220,052	30,270	27,087,714	3.00
					(7,565,281)	114,096,276	4,277,790	733,552,055	81.30
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	4,308,751	3,884,255	698,705	304,705	-	-	30,496	4,308,751	0.48
					0	0	30,496	4,308,751	0.48
				Total	$(7,525,131)	$117,458,519	$5,564,851	$812,465,102	90.05%
Great-West Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	235,828	$1,628,602	$ 825,664	$217,674	$ (2,662)	$ 95,751	$ 29,700	$ 2,332,343	2.77%
Great-West Core Bond Fund Institutional Class	114,859	796,202	393,894	99,115	(452)	50,715	15,588	1,141,696	1.35
Great-West Global Bond Fund Institutional Class	102,994	660,559	328,923	66,572	(1,093)	25,662	14,436	948,573	1.13
Great-West Multi-Sector Bond Fund Institutional Class	97,058	636,633	313,163	77,363	(2,509)	42,829	23,365	915,262	1.09
Great-West Putnam High Yield Bond Fund Institutional Class	64,493	420,867	195,336	46,011	(2,253)	34,752	14,988	604,944	0.72
Great-West Short Duration Bond Fund Institutional Class	11,004	76,003	39,517	8,672	(17)	2,202	1,472	109,050	0.13
					(8,986)	251,911	99,549	6,051,868	7.19
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	49,621	409,491	141,064	39,274	1,786	71,768	-	583,049	0.69
Great-West Emerging Markets Equity Fund Institutional Class	485,938	2,976,002	1,295,957	496,606	(70,947)	462,025	-	4,237,378	5.03
Great-West International Growth Fund Institutional Class	541,072	3,223,377	1,016,550	476,805	(100,446)	835,994	-	4,599,116	5.46
Great-West International Index Fund Institutional Class	1,035,762	7,137,703	2,589,670	656,935	(28,145)	1,131,813	-	10,202,251	12.12
Great-West International Value Fund Institutional Class	703,709	3,972,909	1,404,447	493,503	(155,141)	724,708	-	5,608,561	6.66

Semi-Annual Report - June 28, 2019

Great-West Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
Great-West Large Cap Growth Fund Institutional Class	536,704	$4,120,109	$1,080,296	$513,504	$ (30,434)	$1,071,938	$ 9,494	$ 5,758,838	6.84%
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	324,612	1,726,689	614,342	271,256	(62,634)	390,788	8,395	2,460,562	2.92
Great-West Mid Cap Value Fund Institutional Class	264,651	1,637,196	600,467	155,106	(28,090)	246,368	14,919	2,328,925	2.77
Great-West Putnam Equity Income Fund Institutional Class	365,901	2,387,456	800,300	215,713	(22,678)	416,200	28,257	3,388,243	4.03
Great-West Real Estate Index Fund Institutional Class	157,174	1,018,661	435,405	162,256	(3,192)	162,053	21,307	1,453,863	1.73
Great-West S&P 500® Index Fund Institutional Class	1,265,569	8,899,209	2,725,147	763,661	(86,884)	1,668,435	169,777	12,529,130	14.88
Great-West S&P Mid Cap 400® Index Fund Institutional Class	601,429	3,792,244	1,332,648	456,626	(63,843)	726,554	46,375	5,394,820	6.41
Great-West S&P Small Cap 600® Index Fund Institutional Class	560,043	3,209,118	1,351,011	497,571	(97,763)	496,191	38,118	4,558,749	5.42
Great-West T. Rowe Price Equity Income Fund Institutional Class	438,167	2,385,909	832,188	236,733	(45,387)	405,664	51,648	3,387,028	4.02
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	291,679	1,762,877	450,860	217,710	(35,761)	483,244	2,744	2,479,271	2.95
					(829,559)	9,293,743	391,034	68,969,784	81.93
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	260,061	181,098	96,233	18,944	-	-	1,674	260,061	0.31
					0	0	1,674	260,061	0.31
				Total	$(838,545)	$9,545,654	$492,257	$75,281,713	89.43%
Great-West Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,012,749	$ 8,587,164	$1,977,849	$1,009,217	$ (33,640)	$ 460,294	$ 132,652	$ 10,016,090	2.59%
Great-West Core Bond Fund Institutional Class	496,333	4,224,982	932,822	460,855	(1,287)	236,607	69,895	4,933,556	1.28
Great-West Global Bond Fund Institutional Class	468,515	3,685,993	780,967	286,025	(6,676)	134,089	66,227	4,315,024	1.11
Great-West Multi-Sector Bond Fund Institutional Class	416,922	3,358,348	701,092	307,127	21,176	179,260	101,231	3,931,573	1.02
Great-West Putnam High Yield Bond Fund Institutional Class	275,481	2,206,687	409,000	194,899	(316)	163,223	64,591	2,584,011	0.67
Great-West Short Duration Bond Fund Institutional Class	50,505	428,064	100,775	39,894	(321)	11,560	7,024	500,505	0.13
					(21,064)	1,185,033	441,620	26,280,759	6.80

Semi-Annual Report - June 28, 2019

Great-West Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	221,542	$ 2,222,686	$ 290,332	$ 257,063	$ 32,764	$ 347,163	$ -	$ 2,603,118	0.67%
Great-West Emerging Markets Equity Fund Institutional Class	2,384,357	17,859,130	3,007,243	2,651,346	(381,963)	2,576,566	-	20,791,593	5.38
Great-West International Growth Fund Institutional Class	2,529,421	18,388,542	1,471,485	2,282,756	(114,428)	3,922,811	-	21,500,082	5.56
Great-West International Index Fund Institutional Class	4,839,741	40,789,604	3,998,970	3,026,705	(142,666)	5,909,582	-	47,671,451	12.33
Great-West International Value Fund Institutional Class	3,284,551	22,477,737	2,224,878	1,975,317	(458,214)	3,450,570	-	26,177,868	6.77
Great-West Large Cap Growth Fund Institutional Class	2,391,787	22,191,781	1,638,035	3,118,042	219,683	4,952,103	42,780	25,663,877	6.64
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,550,453	10,018,153	1,481,558	1,993,014	(448,708)	2,245,739	40,309	11,752,435	3.04
Great-West Mid Cap Value Fund Institutional Class	1,181,866	8,888,616	1,267,774	1,010,027	(105,859)	1,254,053	67,039	10,400,416	2.69
Great-West Putnam Equity Income Fund Institutional Class	1,635,778	12,973,666	1,246,411	1,210,530	(144,887)	2,137,755	127,204	15,147,302	3.92
Great-West Real Estate Index Fund Institutional Class	716,411	5,716,240	1,056,611	1,009,190	(13,610)	863,141	99,206	6,626,802	1.71
Great-West S&P 500® Index Fund Institutional Class	5,648,040	48,063,376	4,179,733	4,517,011	(207,269)	8,189,502	763,655	55,915,600	14.47
Great-West S&P Mid Cap 400® Index Fund Institutional Class	2,694,001	20,612,222	2,916,984	3,154,709	(379,469)	3,790,687	208,889	24,165,184	6.25
Great-West S&P Small Cap 600® Index Fund Institutional Class	2,680,293	18,563,759	3,655,850	2,859,572	(230,209)	2,457,548	183,239	21,817,585	5.65
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,958,295	12,969,132	1,392,045	1,305,016	(248,819)	2,081,455	232,662	15,137,617	3.92
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,305,519	9,512,178	676,096	1,372,796	(59,176)	2,281,433	12,353	11,096,911	2.87
					(2,682,830)	46,460,108	1,777,336	316,467,841	81.87
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	1,116,441	953,754	232,858	77,902	-	-	7,731	1,116,441	0.29
					0	0	7,731	1,116,441	0.29
				Total	$(2,703,894)	$47,645,141	$2,226,687	$343,865,041	88.96%
Great-West Lifetime 2060 Fund(a)
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	104	$-	$1,023	$ 20	$1	$ 25	$ 7	$ 1,028	2.55%

Semi-Annual Report - June 28, 2019

Great-West Lifetime 2060 Fund(a)
Affiliate	Shares Held/ Account Balance 06/28/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/28/2019	Value as a Percentage of Net Assets
Great-West Core Bond Fund Institutional Class	51	$-	$ 504	$ 9	$ -	$ 11	$ 4	$ 506	1.26%
Great-West Global Bond Fund Institutional Class	51	-	471	6	-	3	7	468	1.16
Great-West Multi-Sector Bond Fund Institutional Class	42	-	406	4	-	(2)	10	400	0.99
Great-West Putnam High Yield Bond Fund Institutional Class	28	-	267	-	-	(4)	7	263	0.65
Great-West Short Duration Bond Fund Institutional Class	5	-	49	-	-	(1)	-	48	0.12
					1	32	35	2,713	6.73
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	22	-	269	-	-	(6)	-	263	0.65
Great-West Emerging Markets Equity Fund Institutional Class	265	-	2,341	-	-	(26)	-	2,315	5.74
Great-West International Growth Fund Institutional Class	268	-	2,248	22	-	51	-	2,277	5.65
Great-West International Index Fund Institutional Class	512	-	4,996	14	-	61	-	5,043	12.51
Great-West International Value Fund Institutional Class	347	-	2,764	-	-	3	-	2,767	6.86
Great-West Large Cap Growth Fund Institutional Class	240	-	2,588	83	3	69	4	2,574	6.39
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	167	-	1,279	-	-	(13)	4	1,266	3.14
Great-West Mid Cap Value Fund Institutional Class	119	-	1,068	-	-	(20)	7	1,048	2.60
Great-West Putnam Equity Income Fund Institutional Class	165	-	1,535	-	-	(3)	13	1,532	3.80
Great-West Real Estate Index Fund Institutional Class	74	-	706	20	1	(6)	10	680	1.69
Great-West S&P 500® Index Fund Institutional Class	570	-	5,689	37	1	(11)	77	5,641	13.99
Great-West S&P Mid Cap 400® Index Fund Institutional Class	271	-	2,456	-	-	(21)	21	2,435	6.04
Great-West S&P Small Cap 600® Index Fund Institutional Class	289	-	2,402	-	-	(52)	20	2,350	5.83
Great-West T. Rowe Price Equity Income Fund Institutional Class	198	-	1,542	-	-	(12)	24	1,530	3.80
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	132	-	1,109	29	1	40	1	1,120	2.78
					6	54	181	32,841	81.47
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	117	-	117	1	-	-	1	117	0.29
					0	0	1	117	0.29
				Total	$7	$ 86	$217	$35,671	88.49%
(a) Fund commenced operations on May 02, 2019.

Semi-Annual Report - June 28, 2019

3.  PURCHASES & SALES OF INVESTMENTS
For the period ended June 28, 2019, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Great-West Lifetime 2015 Fund	$44,663,134	$102,367,754
Great-West Lifetime 2020 Fund	53,615,559	23,592,945
Great-West Lifetime 2025 Fund	109,155,423	168,023,697
Great-West Lifetime 2030 Fund	54,360,649	21,259,667
Great-West Lifetime 2035 Fund	96,451,649	150,694,683
Great-West Lifetime 2040 Fund	34,569,433	13,861,610
Great-West Lifetime 2045 Fund	58,668,491	95,065,916
Great-West Lifetime 2050 Fund	21,313,127	6,236,937
Great-West Lifetime 2055 Fund	41,112,591	36,686,900
Great-West Lifetime 2060 Fund	40,520	310
4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
5.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 28, 2019, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Semi-Annual Report - June 28, 2019

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the SEC website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 17, 2019 (the “Meeting”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of each of the following series of the Company: Great-West Lifetime 2015 Fund; Great-West Lifetime 2020 Fund; Great-West Lifetime 2025 Fund; Great-West Lifetime 2030 Fund; Great-West Lifetime 2035 Fund; Great-West Lifetime 2040 Fund; Great-West Lifetime 2045 Fund; Great-West Lifetime 2050 Fund; and Great-West Lifetime 2055 Fund (each a “Fund,” collectively, the “Funds”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each of the Funds in accordance with its investment objectives, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Funds’ operation.
On March 18, 2019, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Advisory Agreement, and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data,1 and with GWCM to review comparative information on each Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting. In addition, at the Meeting the Independent Directors met with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding each Fund’s investment performance, fees and expenses, and further discussed such information with GWCM.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Funds by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Funds. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Funds and the portfolio management team responsible for the day-to-day management of the Funds, as well as GWCM’s efforts to attract, retain and motivate capable personnel to serve the Funds. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its decision-making process regarding asset allocation and investments, its disaster recovery procedures, including cyber security risk mitigation, its overall financial condition and ability to carry out its obligations to the Funds, its technical resources, operational capabilities, and compliance policies and procedures, including for liquidity risk management oversight. Consideration also was given to the fact that the Board meets with representatives of GWCM at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board, were taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by GWCM.
Investment Performance
The Board considered the investment performance of the Funds. The Board reviewed performance information for the Investor Class and Institutional Class shares of each Fund as compared against its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund categorizations. This performance data generally included, among other things, annualized returns for the one-, three- and five-year periods ended December 31, 2018 with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one- and three-year periods ended December 31, 2018. Although the Board generally focused on performance information for, to the extent applicable, the one, three- and five-year periods ended December 31, 2018, for several Funds that commenced operations in 2016—specifically, Great-West Lifetime 2020 Fund, Great-West Lifetime 2030 Fund, Great-West Lifetime 2040 Fund, and Great-West Lifetime 2050 Fund—the Board evaluated the available performance information, which included annualized returns for the one- and two-year periods ended December 31, 2018.
In evaluating each Fund’s investment performance, the Board considered each Fund’s performance relative to its benchmark index as well as the Fund’s quintile ranking within its performance universe—with the first quintile being the best performers and the fifth quintile being the worst performers—and made the following observations:
•	Great-West Lifetime 2015 Fund: The annualized returns of the Investor Class were in the fourth, third and second quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2018, respectively, which, as to the third quintile ranking for the three-year period, exceeded the performance universe median. The annualized returns of the Institutional Class were in the third and second quintiles of its performance universe for the one- and three-year periods ended December 31, 2018, respectively. The Fund approximated or underperformed its benchmark index over each period reviewed, with the exception of the Investor Class for the five-year period which outperformed the index.
•	Great-West Lifetime 2020 Fund: The annualized returns of the Investor Class were in the fourth and third quintiles of its performance universe for the one- and two-year periods ended December 31, 2018, respectively. As to the Institutional Class, the annualized returns were in the third and second quintiles of its performance universe for the one- and two-year periods ended December 31, 2018, respectively. The Fund approximated or underperformed its benchmark index over each period reviewed.
•	Great-West Lifetime 2025 Fund: The annualized returns of the Investor Class were in the fourth, third and second quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2018, respectively, which, as to the third quintile ranking for the three-year period, exceeded the performance universe median. As to the Institutional Class, the annualized returns were in the third and second quintiles of its performance universe for the one- and three-year periods ended December 31, 2018, respectively. The Fund approximated or underperformed its benchmark index over each period reviewed.

•	Great-West Lifetime Conservative 2025 Fund: The annualized returns of each Class were in the first and fourth quintiles of its respective performance universe for the one- and three-year periods ended December 31, 2018, respectively. The annualized returns of the Investor Class for the five-year period ended December 31, 2018 ranked in the third quintile of its performance universe. The Fund approximated or underperformed its benchmark index over each period reviewed.
•	Great-West Lifetime 2030 Fund: The Investor Class annualized returns ranked in the third and fourth quintiles of its performance universe for the one- and two-year periods ended December 31, 2018, respectively, while the Institutional Class annualized returns ranked in the third quintile of its performance universe over the same periods which, in each period, ranked in the 51st percentile. The Fund approximated or underperformed its benchmark index over each period reviewed.
•	Great-West Lifetime 2035 Fund: The annualized returns of the Investor Class were in the fourth, third and second quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2018, respectively, which, as to the third quintile ranking for the three-year period, exceeded the performance universe median. The annualized returns of the Institutional Class were in the fourth and second quintiles of its performance universe for the one- and three-year periods ended December 31, 2018, respectively. The Fund approximated or underperformed its benchmark index over each period reviewed.
•	Great-West Lifetime 2040 Fund: The annualized returns of each Class were in the fourth quintile of its respective performance universe for the one-year period ended December 31, 2018 and, as to the Investor Class, were also in the fourth quintile for the two-year period ended December 31, 2018. As to the Institutional Class, its annualized returns for the two-year period ended December 31, 2018 ranked in the third quintile of its performance universe. The Fund underperformed its benchmark index over each period reviewed.
•	Great-West Lifetime 2045 Fund: The annualized returns of the Investor Class were in the fifth, third and third quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2018, respectively, which, as to the third quintile ranking for the five-year period, exceeded the performance universe median. For the Institutional Class, the annualized returns were in the fourth and second quintiles of its performance universe for the one- and three-year periods ended December 31, 2018. The Fund approximated or underperformed its benchmark index over each period reviewed.
•	Great-West Lifetime 2050 Fund: The annualized returns of the Investor Class were in the fifth and fourth quintiles of its performance universe for the one- and two-year periods ended December 31, 2018, respectively. The Institutional Class annualized returns over the same periods ranked in the fourth and third quintiles, respectively, which, as to the third quintile ranking for the two-year period ended December 31, 2018, was in the 52nd percentile of its performance universe. The Fund underperformed its benchmark index over each period reviewed.
•	Great-West Lifetime 2055 Fund: The annualized returns of the Investor Class were in the fifth, fourth and fourth quintiles of its performance universe for the one-, three- and five-year periods ended December 31, 2018, respectively, which, as to the three- and five-year periods, ranked in the 64th and 61st percentiles, respectively. For the Institutional Class, the annualized returns for the one- and three-year periods ended December 31, 2018 were in the fourth and second quintiles of its performance universe. The Fund underperformed its benchmark index over each period reviewed.
Taking into account the foregoing, as well as the limited performance track record for certain Funds, the Board’s accumulated experience in working with GWCM on matters relating to the Company’s other funds, and GWCM’s asset allocation processes, the Board determined that it was satisfied with the information provided regarding each Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by GWCM from its relationship with the Funds. With respect to the costs of services, the Board considered the unified investment management fee structure of the Funds and the level of the investment management fees payable by the Funds. In addition, the Board noted that GWCM has contractually agreed, for a one-year renewable term, through April 30, 2020, to reduce its management fee by a stated amount with respect to each Fund’s investments in a fixed income contract issued and guaranteed by GWCM’s parent company, Great-West Life and Annuity Insurance Company (“GWLA”), and with respect to certain of the Fund’s investments in unaffiliated underlying funds.

In light of the Funds’ unified investment management fee structure, as well as each Fund’s investment strategy of investing in a professionally selected mix of underlying funds, the Board considered each Fund’s total annual operating expense ratio, including underlying fund expenses, in comparison to the total annual operating expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. In addition, the Board considered each Fund’s total expense ratio in comparison to the median expense ratios of all funds in the peer groups.
The Board made the following observations regarding each Fund’s total annual operating expense ratio, including the quintile ranking of such expense ratio within the peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses):
•	Great-West Lifetime 2015 Fund: The Investor Class total annual operating expense ratio, including underlying fund expenses, was in the third quintile of its peer group but equal to the peer group median expense ratio. The Institutional Class total annual operating expense ratio, including underlying fund expenses, was in the second quintile of its peer group, below the peer group median expense ratio.
•	Great-West Lifetime 2020 Fund: The total annual operating expense ratio, including underlying fund expenses, of the Investor Class was in the second quintile of its peer group, below the peer group median expense ratio. The Institutional Class total annual operating expense ratio, including underlying fund expense, was the lowest in its peer group.
•	Great-West Lifetime 2025 Fund: The total annual operating expense ratio, including underlying fund expenses, of each class was in the second quintile of its respective peer group, which was below the respective peer group median expense ratio.
•	Great-West Lifetime 2030 Fund: The Investor Class total annual operating expense ratio, including underlying fund expenses, was in the second quintile of its peer group, which was below the peer group median expense ratio. The total annual operating expense ratio, including underlying fund expenses, of the Institutional Class was in the first quintile of its peer group.
•	Great-West Lifetime 2035 Fund: The total annual operating expense ratio, including underlying fund expenses, of each class was in the second quintile of its respective peer group, which was below the respective peer group median expense ratio.
•	Great-West Lifetime 2040 Fund: The total annual operating expense ratio, including underlying fund expenses, of each class was in the first quintile of its respective peer group, which, as to the Institutional Class, was the lowest in the peer group.
•	Great-West Lifetime 2045 Fund: The total annual operating expense ratio, including underlying fund expenses, of each class was in the third quintile of its respective peer group but below the respective peer group median expense ratio.
•	Great-West Lifetime 2050 Fund: The Investor Class total annual operating expense ratio, including underlying fund expenses, was in the second quintile of its peer group, below the peer group median expense ratio. The total annual operating expense ratio, including underlying fund expenses, for the Institutional Class was in the first quintile of its peer group.
•	Great-West Lifetime 2055 Fund: The total annual operating expense ratio, including underlying fund expenses, was in the second and third quintiles of the respective peer group for the Investor Class and Institutional Class, respectively, which, for the Institutional Class, was above its respective peer group median expense ratio.
In addition to the foregoing, the Board reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance and noted the Independent Fee Consultant’s conclusion that the management fees and total expenses of each Fund are reasonable in relation to the services delivered.
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the Funds may have higher advisory fees than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the Funds and the differences in the range of services provided to the Funds and to such other clients.
The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Funds grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately reflected in the management fee paid by the Funds.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Funds as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Funds by affiliates of GWCM, including in particular the shareholder services provided by GWLA. The Board took into account the fact that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWLA and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Funds’ management fees were reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of each Fund.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on September 18, 2018, approved an amendment to the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”) to add the Great-West Lifetime Conservative 2060 Fund and the Great-West Lifetime 2060 Fund (each a “Fund,” collectively, the “Funds”).
Pursuant to the Advisory Agreement, GWCM will act as investment adviser and, subject to oversight by the Board, direct the investments of the Funds in accordance with their investment objectives, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Funds.
In approving the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board considered the existing relationship GWCM has with the Company and the services GWCM provides for other funds of the Company, including other asset allocation funds like the Funds. The Board noted that, in evaluating the Advisory Agreement, it was taking into account its accumulated experience in working with GWCM on matters relating to the Company’s other funds, including the information received and considered at its April 2018 meeting. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services to be performed, fees to be charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the Advisory Agreement are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services to be provided to the Funds by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research, and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Funds. The Board also reviewed the qualifications, background and responsibilities of the senior personnel who would serve the Funds and the portfolio management team that would be responsible for the day-to-day management of the Funds. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its disaster recovery procedures including cyber security risk mitigation, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Consideration also was given to the quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board. The Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Funds by GWCM.
Investment Performance
The Board considered the investment performance of the other asset allocation funds of the Company that are similar to the Funds. Based on the information reviewed, the Board determined that it was satisfied with the investment performance of GWCM in managing such funds.
Costs and Profitability
The Board considered the costs of services to be provided by GWCM from its relationship with the Funds. With respect to the costs of services, the Board considered the unified investment management fee structure of the Funds and the level of the investment management fees payable by the Funds. In addition, the Board noted that GWCM has contractually agreed, for a one-year renewable term through April 30, 2020, to reduce its management fee by a stated amount with respect to each Fund’s investments in a fixed income contract issued and guaranteed by GWCM’s parent company, Great-West Life and Annuity Insurance Company (“GWLA”), and with respect to certain of the Funds’ investments in unaffiliated underlying funds.
In evaluating the management fee and total expense ratio of each Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data, and of the entire Lipper peer universe. Specifically, the Board considered for each Class (i) each Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, and (ii) each Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered each Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer groups and peer universe.
Based on the information provided, the Board noted that for each Fund, the Fund’s Contractual Management Fee for each Class was greater than the median and lower than the average contractual management fee of its respective peer group of funds. Each Fund’s Investor Class total annual operating expense ratio was in the second quartile of its respective peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was below the average and median expense ratios of its respective peer group and peer universe of funds. Each Fund’s Institutional Class total annual operating expense ratio was in the second quartile of its respective peer group, higher than the average of its respective peer group, lower than the median of its respective peer group and below the average and median of the peer universe of funds.
At its April 2018 meeting, the Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the Funds may have higher advisory fees than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the Funds and the differences in the range of services provided to the Funds and to such other clients.

The Board further considered the overall financial soundness of GWCM and the profits estimated to be realized by GWCM and its affiliates, which GWCM indicated would be zero until a Fund has approximately $150 million in assets. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. At its April 2018 meeting, the Board reviewed GWCM’s overall profitability information from the Company’s other funds compared against the revenues of certain publicly traded advisers to fund complexes, as well as an analysis provided by an independent provider of mutual fund advisory contract renewal consulting services related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to be realized by GWCM were not unreasonable in relation to the nature, extent and quality of the services to be provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Funds grow and whether the proposed fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the level of management fees payable by the Funds, whether those fees include breakpoints, comparative fee information, and the profitability and financial condition of GWCM. Based on the information provided, the Board concluded, although there were no proposed breakpoints in the management fee, any anticipated economies of scale were appropriately reflected in the management fee schedule.
Other Factors
The Board considered ancillary benefits to be derived by GWCM from its relationship with the Funds as part of the total mix of information evaluated by the Board. The Board noted where services were to be provided to the Funds by affiliates of GWCM, including, in particular the shareholder services to be provided by GWLA. The Board took into account the fact that the Funds would be used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWLA and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Funds’ management fees were reasonable, taking into account any ancillary benefits to be derived by GWCM.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement are reasonable and that the approval of the Advisory Agreement is in the best interests of each Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on March 1, 2018 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 22, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 22, 2019
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 22, 2019